UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Advisor Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

REGAN TOTAL RETURN INCOME FUND

INSTITUTIONAL CLASS (RCIRX)
INVESTOR CLASS (RCTRX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2024

Regan Total Return Income Fund

Expense Example

March 31, 2024 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024 (the “period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(1)
Regan Total Return Income Fund
Institutional Class
Actual Fund Return	$ 1,000.00	$ 1,050.60	1.30%	$ 6.66
Hypothetical 5% Return	1,000.00	1,018.50	1.30%	6.56
Investor Class
Actual Fund Return	$ 1,000.00	$ 1,049.20	1.56%	$ 7.99
Hypothetical 5% Return	1,000.00	1,017.20	1.56%	7.87

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 183/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Regan Total Return Income Fund

Allocation of Portfolio Holdings (Unaudited)

March 31, 2024

(Calculated as a percentage of Total Investments)

U.S. Treasury Obligations 3.7%
Mortgage Secured Note 0.1%
Short Term Investments 14.6%
Collateralized Mortgage Obligations 56.6%
Mortgage Backed Securities - U.S. Government Agency 25.0%

* Short Term Investments consist of amounts held in money market funds and US Treasury Bills.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations — 56.6%
ACE Securities Corp.
Series 2006-ASL1, Class A (1 mo. Term SOFR + 0.394%) (a)	5.724%	2/25/2036	$280,022	$32,799
Series 2007-D1, Class A4 (b)(c)	6.930%	2/25/2038	604,351	476,186
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1 (d)	4.858%	3/25/2035	29,942	29,033
Series 2005-7, Class 2A21 (d)	3.944%	10/25/2035	1,104,598	942,053
Series 2005-7, Class 5A1 (d)	4.352%	10/25/2035	2,003,317	1,444,317
Series 2005-6A, Class 2A1 (1 mo. Term SOFR + 0.734%) (a)	6.064%	11/25/2035	81,129	26,363
Series 2005-10, Class 1A1 (d)	5.570%	1/25/2036	200,137	182,217
Series 2006-1, Class 1A1 (d)	4.507%	3/25/2036	68,666	60,833
Aegis Asset Backed Securities Trust
Series 2004-5, Class M2 (1 mo. Term SOFR + 1.944%) (a)(e)	7.274%	12/25/2034	168,546	130,960
AFC Home Equity Loan Trust
Series 2000-1, Class 2A (1 mo. Term SOFR + 0.754%) (a)	6.075%	3/25/2030	100,173	94,734
Agate Bay Mortgage Trust
Series 2015-4, Class A5 (b)(d)	3.000%	6/25/2045	323,932	285,436
Series 2015-6, Class A3 (b)(d)	3.500%	9/25/2045	363,642	325,388
American Home Mortgage Assets
Series 2007-3, Class 11A1 (1 mo. Term SOFR + 0.534%) (a)	5.864%	6/25/2037	167,130	151,474
Series 2006-2, Class 1A1 (12 Month US Treasury Average + 0.960%) (a)	6.049%	9/25/2046	505,618	422,787
American Home Mortgage Investment Trust
Series 2004-3, Class MH1 (1 mo. Term SOFR + 1.014%) (a)	5.011%	10/25/2034	81,145	74,918
Series 2005-2, Class 5A4C (c)(e)	5.908%	9/25/2035	32,835	15,433
Series 2007-2, Class 12A1 (1 mo. Term SOFR + 0.654%) (a)	5.984%	3/25/2037	1,021,655	378,181
Series 2007-A, Class 4A (1 mo. Term SOFR + 1.014%) (a)(b)	6.335%	7/25/2046	112,837	28,442
Series 2007-2, Class 11A1 (1 mo. Term SOFR + 0.574%) (a)	5.904%	3/25/2047	897,497	347,013
Series 2007-1, Class GA1A (1 mo. Term SOFR + 0.274%) (a)	5.604%	5/25/2047	4,446,158	3,056,636
Series 2007-1, Class GA1C (1 mo. Term SOFR + 0.304%) (a)	5.634%	5/25/2047	11,301,256	6,236,368
Angel Oak Mortgage Trust
Series 2020-R1, Class A1 (b)(d)(e)	0.990%	4/25/2053	81,268	69,809
Series 2021-4, Class A1 (b)(d)	1.035%	1/20/2065	5,278,787	4,285,374
Series 2020-5, Class A1 (b)(d)	1.373%	5/25/2065	14,397	13,344
Series 2021-2, Class A1 (b)(d)	0.985%	4/25/2066	570,860	471,883
Series 2021-3, Class A1 (b)(d)	1.068%	5/25/2066	4,811,274	4,045,335
Series 2021-5, Class A1 (b)(d)	0.951%	7/25/2066	1,154,000	968,782
Series 2021-8, Class A1 (b)(d)	1.820%	11/25/2066	1,786,840	1,537,468

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Argent Securities Inc.
Series 2004-W9, Class M2 (1 mo. Term SOFR + 2.139%) (a)(e)	4.348%	6/26/2034	$31,915	$31,118
Series 2006-W4, Class A2D (1 mo. Term SOFR + 0.654%) (a)	5.984%	5/25/2036	277,605	66,231
Series 2006-W5, Class A2B (1 mo. Term SOFR + 0.314%) (a)	5.644%	6/25/2036	308,282	81,860
ASG Resecuritization Trust
Series 2011-2, Class M52 (b)	5.750%	2/28/2036	719,108	655,715
Banc of America Alternative Loan Trust
Series 2007-1, Class 1A1 (d)(e)	3.985%	4/25/2024	293,735	229,848
Series 2005-10, Class 1CB1 (1 mo. Term SOFR + 0.514%) (a)	5.500%	11/25/2035	514,851	415,742
Series 2005-11, Class 1CB5	5.500%	12/25/2035	192,660	166,663
Series 2007-2, Class 1A1	5.500%	6/25/2037	693,139	579,511
Series 2007-2, Class 3A2 (1 mo. Term SOFR + 0.474%) (a)(e)	5.804%	6/25/2037	141,314	94,150
Series 2006-5, Class CB7	6.000%	6/25/2046	359,119	307,849
Banc of America Funding Corporation
Series 2016-R2, Class 1A2 (b)(d)	8.156%	5/1/2033	1,768,796	1,708,734
Series 2005-1, Class 1A6	5.500%	2/25/2035	32,169	29,012
Series 2005-B, Class 2A1 (d)	4.194%	4/20/2035	35,759	31,098
Series 2005-E, Class 8A1 (12 Month US Treasury Average + 1.430%) (a)	6.519%	6/20/2035	1,010,088	728,762
Series 2005-3, Class 1A10	5.250%	6/25/2035	269,997	232,919
Series 2009-R14A, Class 2A (1 mo. Term SOFR + 14.795%) (b)(g)	5.500%	7/26/2035	490,430	407,189
Series 2005-6, Class 1A3	5.750%	10/25/2035	1,144,583	880,764
Series 2005-6, Class 1A8	6.000%	10/25/2035	327,493	256,948
Series 2005-8, Class 1A1	5.500%	1/25/2036	209,255	164,889
Series 2006-G, Class 3A3 (CME Term SOFR 12 Month + 2.465%) (a)	7.558%	7/20/2036	13,466	13,221
Series 2006-4, Class A11	6.000%	7/25/2036	214,914	147,549
Series 2006-7, Class 1A1 (1 mo. Term SOFR + 0.564%) (a)	5.894%	9/25/2036	701,750	522,789
Series 2007-4, Class 3A1 (1 mo. Term SOFR + 0.484%) (a)	5.814%	6/25/2037	161,124	126,630
Series 2008-R4, Class 1A4 (1 mo. Term SOFR + 0.564%) (a)(b)(e)	5.885%	7/25/2037	290,781	175,923
Series 2007-8, Class 4A1	6.000%	8/25/2037	84,360	65,429
Series 2007-C, Class 7A4 (1 mo. Term SOFR + 0.554%) (a)(e)	5.883%	5/20/2047	258,950	212,339
Series 2007-C, Class 7A5 (1 mo. Term SOFR + 0.714%) (a)(e)	6.043%	5/20/2047	384,512	330,680
Banc of America Mortgage Securities
Series 2003-H, Class 2A2 (d)	5.996%	9/25/2033	745,612	692,748
Series 2005-3, Class 2A3	5.500%	3/25/2035	544,981	473,093
Series 2005-E, Class 3A1 (d)	4.728%	6/25/2035	219,284	203,811
Series 2005-F, Class 2A2 (d)	5.141%	7/25/2035	195,887	179,195
Series 2005-8, Class A12	5.500%	9/25/2035	988,128	838,860
Series 2005-J, Class 2A1 (d)	5.212%	11/25/2035	47,795	42,786
Series 2007-2, Class A7	5.500%	5/25/2037	73,286	53,126

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Banc of America Mortgage Securities (Continued)
Series 2007-3, Class 1A1	6.000%	9/25/2037	$446,466	$357,327
Series 2006-2, Class A2 (1 mo. Term SOFR + 6.000%) (a)	6.000%	7/25/2046	256,763	215,956
Series 2006-2, Class A3 (1 mo. Term SOFR + 0.714%) (a)	6.000%	7/25/2046	791,235	621,843
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1	6.940%	4/10/2024	600,000	104,175
Series 1998-2, Class B1 (d)	7.291%	12/10/2025	2,177,312	335,917
Bayview Commercial Asset Trust
Series 2006-1A, Class B1 (1 mo. Term SOFR + 1.689%) (a)(b)	7.019%	4/25/2036	242,429	206,885
Bayview Financial Acquisition Trust
Series 2006-C, Class 2A3 (1 mo. Term SOFR + 0.549%) (a)	5.880%	11/28/2036	1,018,713	879,620
BCAP LLC Trust
Series 2011-RR4, Class 8A1 (b)(d)	5.250%	2/26/2036	1,226,322	476,643
Series 2012-RR4, Class 4A7 ( + 0.000%) (a)(b)	5.107%	2/26/2036	2,027,515	1,158,326
Series 2011-RR4, Class 7A1 (b)(e)	5.250%	4/26/2037	1,890,053	1,058,430
Series 2008-IND2, Class A2 (d)	3.873%	4/25/2038	940,507	720,081
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1 (d)	5.468%	7/25/2033	88,252	83,090
Series 2005-12, Class 23A1 (d)	4.781%	2/25/2036	176,626	152,094
Series 2006-4, Class 2A1 (d)(e)	4.339%	10/25/2036	144,894	108,308
Series 2007-2, Class 4A1 (1 yr. CMT Rate + 2.200%) (a)	7.660%	12/25/2046	804,349	687,563
Series 2007-4, Class 22A1 (d)	4.084%	6/25/2047	71,729	63,537
Bear Stearns Alt-A Trust
Series 2005-7, Class 23A1 (d)	4.217%	9/25/2035	253,693	105,634
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A (c)(e)	5.500%	9/25/2033	90,813	77,691
Series 2004-HE7, Class M2 (1 mo. Term SOFR + 1.839%) (a)	7.169%	8/25/2034	13,940	13,448
Series 2006-AC3, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.844%	5/25/2036	2,814,564	708,316
Series 2007-SD1, Class 22A1 (d)	4.999%	10/25/2036	851,737	389,007
Series 2007-AC4, Class A2 (1 mo. Term SOFR + 26.899%) (g)	8.246%	2/25/2037	571,286	493,538
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 2A1 (d)(e)	4.198%	12/26/2046	230,815	163,879
Bella Vista Mortgage Trust
Series 2004-2, Class A1 (1 mo. Term SOFR + 0.854%) (a)	6.184%	2/25/2035	1,296,662	807,189
BINOM Securitization Trust
Series 2021-INV1, Class A1 (b)(d)	2.034%	6/25/2056	164,258	141,692
Bombardier Capital Mortgage Securitization Corp.
Series 2000-A, Class A2 (d)	7.575%	6/15/2030	3,879,580	407,091

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
CDC Mortgage Capital Trust
Series 2002-HE1, Class A (1 mo. Term SOFR + 0.734%) (a)	6.064%	1/25/2033	$4,217	$4,181
Series 2004-HE1, Class M1 (1 mo. Term SOFR + 0.969%) (a)	6.299%	6/25/2034	462,343	604,078
Charlie Mac
Series 2004-1, Class A8 (1 mo. Term SOFR + 0.664%) (a)	5.994%	8/25/2034	29,384	26,644
Chase Funding Mortgage Loan Asset-Backed
Series 2003-5, Class 1M2 (d)	5.641%	9/25/2032	82,069	70,403
Series 2004-1, Class 1A7 (c)	4.985%	11/25/2033	20,653	20,178
Chase Mortgage Finance Corporation
Series 2004-S2, Class 2A4	5.500%	2/25/2034	219,315	208,632
Series 2007-S1, Class A1 (1 mo. Term SOFR + 0.714%) (a)	6.000%	2/25/2037	6,455,759	1,937,736
Series 2007-A1, Class 11M1 (d)	4.345%	3/25/2037	107,055	98,537
Series 2007-A3, Class 1A7 (d)	5.035%	12/25/2037	136,263	112,065
Series 2007-A3, Class 3A1 (d)(e)	4.658%	12/25/2037	351,864	278,853
Series 2019-ATR2, Class A11 (1 mo. Term SOFR + 1.014%) (a)(b)	6.344%	7/25/2049	1,186,099	1,142,229
Chaseflex Trust
Series 2006-1, Class A5 (d)(e)	6.160%	6/25/2036	45,092	37,066
ChaseFlex Trust
Series 2007-1, Class 2A6	6.000%	2/25/2037	1,897,806	716,830
Series 2007-3, Class 1A2 (1 mo. Term SOFR + 0.574%) (a)	5.904%	7/25/2037	879,544	264,489
Series 2007-M1, Class 1A1 (1 mo. Term SOFR + 0.414%) (a)	5.744%	8/25/2037	311,470	281,114
Chevy Chase Mortgage Funding Corp.
Series 2005-2A, Class A2 (1 mo. Term SOFR + 0.344%) (a)(b)	5.673%	5/25/2036	117,918	104,721
Series 2005-CA, Class A1 (1 mo. Term SOFR + 0.324%) (a)(b)	5.654%	10/25/2046	222,167	212,534
Series 2006-1A, Class A1 (1 mo. Term SOFR + 0.264%) (a)(b)(e)	5.594%	12/25/2046	399,145	309,737
Series 2006-2A, Class A2 (1 mo. Term SOFR + 0.294%) (a)(b)	5.624%	4/25/2047	473,772	325,215
Series 2006-4A, Class A1 (1 mo. Term SOFR + 0.244%) (a)(b)	5.574%	11/25/2047	844,743	690,635
Series 2006-4A, Class A2 (1 mo. Term SOFR + 0.294%) (a)(b)	5.624%	11/25/2047	60,344	44,186
CHNGE Mortgage Trust
Series 2022-1, Class A1 (b)(d)	3.007%	1/25/2067	133,457	121,523
CIM Trust
Series 2019-INV1, Class A2 (30 day avg SOFR US + 1.114%) (a)(b)	6.435%	2/25/2049	180,228	174,068
Citicorp Mortgage Securities Inc.
Series 2005-1, Class 1A4 (e)	5.500%	2/25/2035	20,428	17,517
Series 2006-3, Class 1A4	6.000%	6/25/2036	1,338,039	1,168,803
Series 2006-4, Class 1A4	6.000%	8/25/2036	1,067,488	950,902
Series 2007-5, Class 1A9	6.000%	6/25/2037	58,948	51,565

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Citigroup Mortgage Loan Trust Inc.
Series 1997-HUD1, Class A4 (d)(e)	2.825%	12/25/2030	$211,654	$105,594
Series 2004-HYB2, Class 2A (d)	6.242%	3/25/2034	151,565	132,413
Series 2005-2, Class 1A1 (d)	5.765%	5/25/2035	220,999	205,641
Series 2005-7, Class 2A3A (d)	4.074%	9/25/2035	784,585	550,136
Series 2006-8, Class A1 (1 mo. LIBOR US + 0.600%) (a)(b)	5.500%	10/25/2035	2,953,300	1,482,879
Series 2005-9, Class 1A1 (1 mo. Term SOFR + 0.374%) (a)	5.704%	11/25/2035	923,177	753,552
Series 2006-AR1, Class 2A1 (1 yr. CMT Rate + 2.400%) (a)	7.860%	3/25/2036	55,173	49,545
Series 2006-WF1, Class A2C (c)	4.572%	3/25/2036	418,010	197,143
Series 2007-AR1, Class A4 (1 mo. Term SOFR + 0.534%) (a)	5.864%	1/25/2037	5,929,947	1,089,197
Series 2007-OPX1, Class A1B (1 mo. Term SOFR + 0.274%) (a)	5.604%	1/25/2037	210,943	64,259
Series 2007-OPX1, Class A2 (1 mo. Term SOFR + 0.314%) (a)	5.644%	1/25/2037	1,221,765	494,206
Series 2014-12, Class 2A5 (b)(d)	3.379%	2/25/2037	2,356,295	1,762,048
Series 2009-8, Class 2A2 (b)(d)(e)	6.100%	4/25/2037	2,086,007	1,144,697
Series 2007-9, Class 3A1 (b)	6.500%	6/25/2037	574,734	546,477
Series 2007-10, Class 22AA (d)	4.496%	9/25/2037	29,696	26,340
Series 2007-10, Class 2A4A (d)	5.721%	9/25/2037	37,371	36,165
Series 2022-J1, Class A1 (b)(d)	2.500%	2/25/2052	715,620	640,053
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 1A5	5.500%	4/25/2036	205,856	183,699
Series 2006-A7, Class 1A1 ( + 0.000%) (a)	6.000%	12/25/2036	425,215	365,078
Series 2006-A7, Class 1A12	6.000%	12/25/2036	315,331	271,454
Series 2006-A7, Class 1A9 (1 mo. Term SOFR + 0.764%) (a)	6.000%	12/25/2036	276,585	220,184
Series 2007-A5, Class 1A3 (1 mo. Term SOFR + 0.614%) (a)	5.944%	5/25/2037	288,225	231,516
COLT Funding LLC
Series 2021-2R, Class A1 (b)	0.798%	7/27/2054	235,884	204,448
Series 2021-1R, Class A2 (b)(d)	1.165%	5/25/2065	2,421,399	2,049,923
Series 2021-4, Class A1 (b)(d)	1.397%	10/25/2066	865,664	705,105
Series 2021-HX1, Class A1 (b)(d)	1.110%	10/25/2066	162,641	134,592
COLT Mortgage Loan Trust
Series 2021-RPL1, Class A1 (b)(d)	1.665%	9/25/2061	1,128,547	986,415
Series 2021-1, Class A1 (b)(d)	0.910%	6/25/2066	1,189,806	971,009
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1 (b)(d)	7.360%	6/1/2030	8,357,971	2,721,235
Series 2001-2, Class M1 (d)	7.690%	3/1/2031	903,661	861,828
Series 2002-2, Class M2 (d)	9.163%	3/1/2033	1,702,437	1,679,167
Series 2002-1, Class M2 (d)	9.546%	12/1/2033	1,792,743	1,739,070

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Conseco Financial Corp.
Series 1995-5, Class B2 (d)	7.650%	9/15/2026	$3,859,471	$183,630
Series 1996-8, Class B1 (d)	7.950%	11/15/2026	1,421,187	1,419,045
Series 1996-6, Class B1 (d)	8.000%	9/15/2027	1,184,515	1,157,128
Series 1997-7, Class M1 (d)	7.030%	7/15/2028	463,696	443,438
Series 1997-5, Class B1 (d)	6.970%	5/15/2029	621,972	605,677
Series 1998-3, Class M1 (d)	6.860%	3/1/2030	1,929,005	1,835,671
Series 1999-5, Class A6 (d)	7.500%	3/1/2030	4,923,863	1,534,552
Series 1998-8, Class M1 (d)	6.980%	9/1/2030	4,149,257	3,921,295
Series 1999-4, Class A7	7.410%	5/1/2031	2,244,896	802,786
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1	5.500%	2/25/2025	83	82
Series 2003-J2, Class M	6.000%	10/25/2033	163,096	156,635
Series 2003-J3, Class 1A3	5.250%	11/25/2033	181,611	158,733
Series 2004-28CB, Class 2A5 (1 mo. Term SOFR + 0.514%) (a)	5.844%	1/25/2035	141,114	125,529
Series 2004-34T1, Class A2	5.500%	2/25/2035	296,048	257,987
Series 2005-2, Class 2A1 (d)	5.696%	3/25/2035	255,885	244,287
Series 2005-10CB, Class 1A2 (1 mo. Term SOFR + 0.564%) (a)	5.500%	5/25/2035	966,038	724,585
Series 2005-19CB, Class A2 (1 mo. Term SOFR + 16.688%) (g)	4.963%	6/25/2035	65,768	52,916
Series 2005-21CB, Class A7	5.500%	6/25/2035	37,560	28,418
Series 2005-24, Class 4A2 (1 mo. Term SOFR + 0.714%) (a)	6.043%	7/20/2035	452,362	305,811
Series 2005-17, Class 2A1 (1 mo. Term SOFR + 0.594%) (a)	5.924%	7/25/2035	720,685	558,814
Series 2005-29CB, Class A2 (1 mo. Term SOFR + 0.414%) (a)	5.744%	7/25/2035	631,302	329,682
Series 2005-29CB, Class A4	5.000%	7/25/2035	61,756	34,111
Series 2005-J7, Class 1A7 (1 mo. Term SOFR + 0.814%) (a)	5.500%	7/25/2035	634,357	280,272
Series 2005-J8, Class 1A5	5.500%	7/25/2035	301,377	210,408
Series 2005-27, Class 1A6 (1 mo. Term SOFR + 1.344%) (a)	6.674%	8/25/2035	422,524	310,357
Series 2005-28CB, Class 1A9 (1 mo. Term SOFR + 0.664%) (a)	5.500%	8/25/2035	2,276,184	1,792,506
Series 2005-28CB, Class 3A3 (1 mo. Term SOFR + 0.814%) (a)	6.000%	8/25/2035	2,429,114	847,344
Series 2005-J10, Class 1A13 (1 mo. Term SOFR + 0.814%) (a)	5.500%	10/25/2035	329,145	200,444
Series 2005-51, Class 3A2A (12 Month US Treasury Average + 1.290%) (a)	6.379%	11/20/2035	769,559	655,113
Series 2005-49CB, Class A7	5.500%	11/25/2035	629,029	410,407
Series 2005-53T2, Class 2A6 (1 mo. Term SOFR + 0.614%) (a)	5.944%	11/25/2035	2,709,293	1,465,517
Series 2005-53T2, Class 2A7 (1 mo. Term SOFR + 5.386%) (g)(i)	0.056%	11/25/2035	2,709,293	196,353
Series 2005-57CB, Class 3A3	5.500%	12/25/2035	382,150	190,080
Series 2005-70CB, Class A4	5.500%	12/25/2035	245,719	161,007
Series 2005-76, Class 2A1 (12 Month US Treasury Average + 1.000%) (a)	6.089%	2/25/2036	22,160	19,223
Series 2006-8T1, Class 1A4	6.000%	4/25/2036	73,740	34,370
Series 2006-J2, Class A2 (1 mo. Term SOFR + 5.386%) (g)(i)	0.056%	4/25/2036	2,130,437	183,178

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Alternative Loan Trust (Continued)
Series 2006-6CB, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	5.750%	5/25/2036	$5,395,529	$1,580,879
Series 2006-7CB, Class 1A7 (1 mo. Term SOFR + 0.814%) (a)	6.000%	5/25/2036	620,892	264,031
Series 2006-9T1, Class A7	6.000%	5/25/2036	1,821,865	721,480
Series 2006-18CB, Class A11 (1 mo. Term SOFR + 0.614%) (a)	5.944%	7/25/2036	920,898	399,443
Series 2006-18CB, Class A5 (1 mo. Term SOFR + 0.464%) (a)	5.794%	7/25/2036	5,852,473	2,476,355
Series 2006-18CB, Class A7 (1 mo. Term SOFR + 0.464%) (a)	5.794%	7/25/2036	3,565,727	1,508,765
Series 2006-24CB, Class A22	6.000%	8/25/2036	435,886	243,169
Series 2006-24CB, Class A9	6.000%	8/25/2036	570,930	318,507
Series 2006-26CB, Class A20 (1 mo. Term SOFR + 0.464%) (a)	5.794%	9/25/2036	1,542,754	551,243
Series 2006-J5, Class 1A1	6.500%	9/25/2036	956,471	526,257
Series 2006-J5, Class 1A5	6.500%	9/25/2036	225,417	124,026
Series 2006-31CB, Class A5 (1 mo. Term SOFR + 0.864%) (a)	6.000%	11/25/2036	3,429,652	1,696,715
Series 2006-32CB, Class A16	5.500%	11/25/2036	46,763	25,685
Series 2006-32CB, Class A3	6.000%	11/25/2036	353,014	207,319
Series 2006-40T1, Class 2A1	6.000%	12/25/2036	1,069,274	318,337
Series 2006-40T1, Class 2A4	6.000%	12/25/2036	2,179,155	649,518
Series 2006-40T1, Class 2A6 (1 mo. Term SOFR + 6.486%) (g)(i)	1.156%	12/25/2036	6,748,073	704,131
Series 2006-39CB, Class 2A1 (1 mo. Term SOFR + 0.564%) (a)	5.894%	1/25/2037	4,004,279	488,822
Series 2006-39CB, Class 2A4 (1 mo. Term SOFR + 0.564%) (a)	5.894%	1/25/2037	2,687,866	328,121
Series 2006-41CB, Class 1A7	6.000%	1/25/2037	301,854	157,206
Series 2006-41CB, Class 1A9 (e)	6.000%	1/25/2037	243,754	118,220
Series 2006-HY13, Class 4A1 (d)	4.774%	2/25/2037	448,377	382,979
Series 2007-2CB, Class 2A1 (1 mo. Term SOFR + 0.714%) (a)	5.750%	3/25/2037	304,814	131,247
Series 2007-J1, Class 2A6 (1 mo. Term SOFR + 0.714%) (a)	6.000%	3/25/2037	1,815,112	498,933
Series 2007-3T1, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.750%	4/25/2037	3,855,448	1,299,445
Series 2007-9T1, Class 1A4 (1 mo. Term SOFR + 0.614%) (a)	5.944%	5/25/2037	1,158,027	413,370
Series 2007-9T1, Class 1A5 (1 mo. Term SOFR + 5.386%) (g)(i)	0.056%	5/25/2037	1,158,027	85,644
Series 2007-16CB, Class 1A5 (1 mo. Term SOFR + 0.514%) (a)	5.844%	8/25/2037	1,480,309	935,038
Series 2007-16CB, Class 2A2 (1 mo. Term SOFR + 53.629%) (g)	9.218%	8/25/2037	716,402	919,567
Series 2007-16CB, Class 5A1	6.250%	8/25/2037	218,346	102,494
Series 2007-17CB, Class 1A10 (1 mo. Term SOFR + 29.373%) (g)	4.858%	8/25/2037	708,553	604,412
Series 2007-18CB, Class 1A6 (1 mo. Term SOFR + 38.313%) (g)	6.337%	8/25/2037	385,377	303,661
Series 2008-1R, Class 1A1 (1 mo. Term SOFR + 0.584%) (a)	5.905%	8/25/2037	2,074,766	684,341
Series 2008-1R, Class 2A3	6.000%	8/25/2037	1,730,494	836,644
Series 2008-2R, Class 4A1 (d)	6.250%	8/25/2037	1,152,586	541,571
Series 2007-21CB, Class 2A3 (1 mo. Term SOFR + 0.614%) (a)	5.944%	9/25/2037	1,873,882	574,387
Series 2007-22, Class 2A16	6.500%	9/25/2037	1,060,271	402,351
Series 2007-23CB, Class A7 (1 mo. Term SOFR + 0.514%) (a)	5.844%	9/25/2037	1,856,834	704,733

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Alternative Loan Trust (Continued)
Series 2007-24, Class A6 (1 mo. Term SOFR + 1.114%) (a)	6.444%	10/25/2037	$218,851	$55,310
Series 2007-24, Class A7 (1 mo. Term SOFR + 5.886%) (g)(i)	0.556%	10/25/2037	218,851	21,265
Series 2007-25, Class 1A2	6.500%	11/25/2037	1,251,754	578,780
Series 2006-34, Class A5	6.250%	11/25/2046	809,245	389,003
Series 2006-42, Class 1A5	6.000%	1/25/2047	486,491	252,844
Series 2006-46, Class A2 (1 mo. Term SOFR + 0.634%) (a)	5.964%	2/25/2047	6,602,565	2,361,967
Series 2007-OA2, Class 1A1 (12 Month US Treasury Average + 0.840%) (a)	5.929%	3/25/2047	306,826	255,612
Series 2007-OH1, Class A1D (1 mo. Term SOFR + 0.324%) (a)	5.654%	4/25/2047	67,147	54,159
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M5 (1 mo. Term SOFR + 1.989%) (a)	7.319%	4/25/2034	416,189	360,000
Series 2004-BC3, Class M2 (1 mo. Term SOFR + 1.014%) (a)	6.344%	6/25/2034	292,571	286,843
Series 2005-AB4, Class 2A1 (1 mo. Term SOFR + 0.654%) (a)	5.984%	3/25/2036	297,999	254,379
Series 2006-1, Class AF6 (d)	4.498%	7/25/2036	28,116	26,513
Series 2006-15, Class A6 (d)	4.342%	10/25/2046	116,679	113,875
Series 2006-9, Class 1AF6 (d)	5.989%	10/25/2046	109,890	109,830
Series 2007-SEA2, Class 2A1 (1 mo. Term SOFR + 1.614%) (a)(b)	6.944%	6/25/2047	3,284,897	2,402,393
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-29, Class 1A1 (1 mo. Term SOFR + 0.654%) (a)	5.984%	2/25/2035	163,667	149,808
Series 2005-7, Class 3A2 (d)	3.450%	3/25/2035	694,081	519,672
Series 2006-6, Class A9	6.000%	4/25/2036	2,192,950	1,077,849
Series 2006-8, Class 1A1	6.000%	5/25/2036	2,348,058	1,476,057
Series 2006-J4, Class A3	6.250%	9/25/2036	128,979	50,362
Series 2006-J4, Class A4	6.250%	9/25/2036	102,417	39,991
Series 2007-11, Class A12	6.000%	8/25/2037	564,369	242,521
Countrywide Home Loans
Series 2003-48, Class 2A3 (d)	6.113%	10/25/2033	369,306	199,862
Series 2004-2, Class 3A1 (d)(e)	6.241%	3/25/2034	278,886	237,946
Series 2004-25, Class 2A1 (1 mo. Term SOFR + 0.794%) (a)	6.124%	2/25/2035	521,511	435,664
Series 2005-15, Class A5	5.500%	8/25/2035	459,437	247,006
Series 2005-19, Class 2A1 (1 mo. Term SOFR + 0.464%) (a)	5.794%	8/25/2035	330,888	60,434
Series 2005-16, Class A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	9/25/2035	357,440	202,300
Series 2005-17, Class 1A8	5.500%	9/25/2035	528,317	487,615
Series 2005-J3, Class 1A3 (1 mo. Term SOFR + 1.464%) (a)	6.000%	9/25/2035	1,314,657	905,572
Series 2005-21, Class A2	5.500%	10/25/2035	183,091	103,196
Series 2005-25, Class A17	5.500%	11/25/2035	402,200	196,972
Series 2005-HYB8, Class 4A1 (d)	4.546%	12/20/2035	132,302	114,906
Series 2005-31, Class 2A1 (d)	4.116%	1/25/2036	210,796	178,905
Series 2006-10, Class 1A11	5.850%	5/25/2036	171,909	74,887
Series 2006-9, Class A17 (1 mo. Term SOFR + 0.614%) (a)	5.944%	5/25/2036	1,081,946	401,096

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Home Loans (Continued)
Series 2007-3, Class A14 (1 mo. Term SOFR + 0.514%) (a)	5.844%	4/25/2037	$665,331	$234,927
Series 2007-3, Class A16	6.000%	4/25/2037	511,970	245,584
Series 2007-HY1, Class 1A1 (d)	4.544%	4/25/2037	979,748	885,008
Series 2007-10, Class A6 (i)	6.000%	7/25/2037	397,885	88,418
Series 2007-17, Class 1A1	6.000%	10/25/2037	295,060	204,939
Series 2007-20, Class A1	6.500%	1/25/2038	123,317	57,672
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1 (1 mo. LIBOR US + 0.650%) (a)	6.094%	11/25/2031	99,397	56,028
Series 2002-9, Class 1A1	7.000%	3/25/2032	854,349	765,125
Series 2004-6, Class 4A12 (1 mo. Term SOFR + 0.514%) (a)	5.844%	10/25/2034	108,460	93,694
Series 2005-4, Class 2A4	5.500%	6/25/2035	525,735	383,607
Series 2005-7, Class 2A2 (1 mo. Term SOFR + 0.414%) (a)	5.744%	8/25/2035	1,057,290	468,101
Series 2005-8, Class 5A1 (1 mo. Term SOFR + 19.210%) (g)	4.554%	9/25/2035	950,308	446,235
Series 2005-9, Class 1A3	5.250%	10/25/2035	167,527	148,604
Series 2005-9, Class 3A1	6.000%	10/25/2035	3,098,154	982,379
Series 2005-9, Class 4A1 (1 mo. Term SOFR + 19.210%) (g)	4.554%	10/25/2035	390,968	362,172
Series 2005-10, Class 10A3	6.000%	11/25/2035	300,028	72,681
Series 2005-10, Class 6A7	5.500%	11/25/2035	236,058	86,264
Series 2005-11, Class 1A1	6.500%	12/25/2035	1,125,623	542,673
Series 2005-11, Class 3A5	5.500%	12/25/2035	196,899	81,917
Series 2005-11, Class 8A5	6.000%	12/25/2035	121,510	92,549
Credit Suisse Mortgage Capital Certificates
Series 2006-3, Class 5A7	6.000%	4/25/2036	2,193,599	515,879
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1 (b)(d)	2.500%	7/25/2028	33,968	31,902
Series 2006-1, Class 1A2 (1 mo. Term SOFR + 29.895%) (g)	0.584%	2/25/2036	28,547	24,941
Series 2006-1, Class 5A1 (e)	6.000%	2/25/2036	40,761	19,463
Series 2006-2, Class 2A3	6.000%	3/25/2036	72,895	29,242
Series 2006-2, Class 6A8	5.750%	3/25/2036	213,502	112,610
Series 2006-3, Class 1A3 (c)	6.810%	4/25/2036	9,650,000	612,093
Series 2006-3, Class 1A4B (c)	6.664%	4/25/2036	2,008,353	127,245
Series 2006-6, Class 1A12	6.000%	7/25/2036	1,829,122	865,576
Series 2006-6, Class 1A4	6.000%	7/25/2036	2,171,113	1,027,413
Series 2006-6, Class 1A8	6.000%	7/25/2036	1,224,846	579,621
Series 2006-6, Class 2A2 (1 mo. Term SOFR + 5.786%) (g)(i)	0.456%	7/25/2036	2,289,909	104,182
Series 2006-6, Class 2A4	6.500%	7/25/2036	4,500,834	1,113,482
Series 2006-7, Class 3A12	6.250%	8/25/2036	1,408,003	563,567
Series 2007-4R, Class 1A1 (b)(d)	3.869%	10/26/2036	68,285	57,564
Series 2007-1, Class 1A6A (d)	5.863%	2/25/2037	1,653,554	360,312
Series 2007-1, Class 5A13	6.000%	2/25/2037	1,654,503	907,449
Series 2007-1, Class 5A14	6.000%	2/25/2037	877,289	481,186
Series 2007-1, Class 5A4	6.000%	2/25/2037	487,693	267,496

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Credit Suisse Mortgage Trust (Continued)
Series 2007-3, Class 1A2 (d)	5.587%	4/25/2037	$4,041,864	$962,416
Series 2015-1R, Class 6A1 (1 mo. Term SOFR + 0.394%) (a)(b)(e)	4.797%	5/27/2037	125,336	120,673
Series 2007-4, Class 2A2	6.000%	6/25/2037	98,083	54,105
Series 2007-5, Class 3A19	6.000%	8/25/2037	206,981	152,113
Series 2013-6, Class 2A1 (b)(d)	3.483%	8/25/2043	587,258	528,230
Series 2020-RPL4, Class A1 (b)(d)	2.000%	1/25/2060	372,673	324,411
Series 2020-NQM1, Class A1 (b)(c)	1.208%	5/25/2065	152,531	138,315
Series 2021-NQM2, Class A3 (b)(d)	1.538%	2/25/2066	183,112	158,413
Series 2021-NQM6, Class A1 (b)(d)	1.174%	7/25/2066	2,043,723	1,664,220
Series 2021-NQM7, Class A3 (b)(d)	2.064%	10/25/2066	208,696	177,478
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7, Class AF5 (c)	3.640%	9/25/2034	19,768	18,701
Series 2006-CB8, Class A1 (1 mo. Term SOFR + 0.394%) (a)	5.724%	10/25/2036	74,698	65,918
Series 2007-RP1, Class A (1 mo. Term SOFR + 0.424%) (a)(b)	5.754%	5/25/2046	111,779	91,922
CSAB Mortgage-Backed Trust
Series 2006-1, Class A3 (1 mo. Term SOFR + 0.594%) (a)	5.924%	6/25/2036	4,915,432	792,685
Series 2007-1, Class 1A1A (d)	5.898%	5/25/2037	2,093,187	486,183
Series 2007-1, Class 4A1 (1 mo. Term SOFR + 0.464%) (a)	5.794%	5/25/2037	8,192,739	1,160,782
Deutsche Alt-A Securities Inc. Mortgage Loan Trust
Series 2005-4, Class A5 (d)	5.500%	9/25/2035	66,055	56,466
Series 2007-BAR1, Class A4 (1 mo. Term SOFR + 0.594%) (a)	5.924%	3/25/2037	7,517,050	528,418
Series 2007-OA5, Class A1A (1 mo. Term SOFR + 0.314%) (a)(e)	5.644%	8/25/2047	189,756	154,272
Deutsche ALT-A Securities, Inc.
Series 2006-AB3, Class A5B (c)	6.800%	7/25/2036	560,285	462,971
Series 2006-AB4, Class A4B (c)	6.500%	10/25/2036	456,036	378,179
Series 2007-AR1, Class A5 (1 mo. Term SOFR + 0.594%) (a)	5.924%	1/25/2047	419,815	350,652
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5 (c)	6.160%	12/25/2033	25,497	23,999
Series 2006-PR1, Class 3A1 (1 mo. Term SOFR + 11.964%) (b)(e)(g)	4.508%	4/15/2036	33,722	23,842
Series 2006-PR1, Class 4AF2 (1 mo. Term SOFR + 0.464%) (a)(b)	5.790%	4/15/2036	3,283,960	2,858,029
Series 2006-PR1, Class 5AF1 (1 mo. Term SOFR + 0.664%) (a)(b)	5.990%	4/15/2036	423,323	342,542
Series 2006-PR1, Class 5AI4 (1 mo. Term SOFR + 11.964%) (b)(g)	4.508%	4/15/2036	507,162	430,583
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR2, Class 2A1A (1 mo. Term SOFR + 0.314%) (a)	5.641%	10/19/2036	830,518	541,429
Series 2005-AR5, Class 2A1A (1 mo. Term SOFR + 0.774%) (a)	6.101%	9/19/2045	4,748,887	2,569,957

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (b)(d)	0.797%	2/25/2066	$2,290,971	$1,921,345
Series 2021-1, Class A3 (b)(d)	1.106%	2/25/2066	380,132	317,847
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3 (1 mo. Term SOFR + 2.589%) (a)	7.919%	3/25/2034	280,256	248,378
First Horizon Alternative Mortgage Securities
Series 2005-FA3, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	5/25/2035	1,790,654	1,058,893
Series 2005-FA6, Class A4 (e)	5.500%	9/25/2035	132,858	65,765
Series 2005-FA6, Class A7	5.500%	9/25/2035	785,511	409,245
Series 2005-AA10, Class 2A1 (d)	6.054%	12/25/2035	120,912	91,264
Series 2005-AA11, Class 2A1 (d)	4.980%	1/25/2036	382,000	188,527
Series 2006-FA2, Class 1A3	6.000%	5/25/2036	1,875,186	779,149
Series 2006-FA2, Class 1A6	6.000%	5/25/2036	796,981	331,149
Series 2006-AA8, Class 2A1 (d)	5.245%	2/25/2037	232,486	133,365
Series 2006-FA8, Class 1A7	6.000%	2/25/2037	985,286	392,883
Series 2007-FA2, Class 1A5 (1 mo. Term SOFR + 0.414%) (a)	5.744%	4/25/2037	8,624	2,033
Series 2007-FA3, Class A5 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2037	3,328,732	828,982
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1 (d)	5.462%	8/25/2035	178,862	123,909
Series 2007-AR3, Class 2A2 (d)(e)	5.669%	11/25/2037	60,136	37,765
FirstKey Mortgage Trust
Series 2015-1, Class A3 (b)(d)	3.500%	3/25/2045	48,114	43,292
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4 (b)(d)	4.000%	9/25/2048	143,765	137,397
Series 2019-1INV, Class A11 (1 mo. Term SOFR + 1.064%) (a)(b)	5.500%	10/25/2049	289,020	270,903
Series 2019-1INV, Class A13 (b)(d)	3.500%	10/25/2049	27,333	24,055
Series 2020-1INV, Class A11 (1 mo. Term SOFR + 0.964%) (a)(b)	6.000%	3/25/2050	1,446,500	1,363,039
Fremont Home Loan Trust
Series 2004-C, Class M2 (1 mo. Term SOFR + 1.164%) (a)	6.494%	8/25/2034	186,438	161,242
Series 2006-B, Class 2A2 (1 mo. Term SOFR + 0.314%) (a)	5.644%	8/25/2036	77,258	24,320
Series 2006-3, Class 1A1 (1 mo. Term SOFR + 0.394%) (a)	5.724%	2/25/2037	57,135	43,009
Galton Funding Mortgage Trust
Series 2019-2, Class A21 (b)(d)	4.000%	6/25/2059	58,179	52,995
GCAT
Series 2021-NQM1, Class A1 (b)(d)	0.874%	1/25/2066	753,656	631,857
Series 2021-NQM2, Class A1 (b)(d)	1.036%	5/25/2066	1,818,835	1,494,814
Series 2021-NQM2, Class A3 (b)(d)	1.499%	5/25/2066	1,271,100	1,048,040
Series 2021-NQM3, Class A1 (b)(d)	1.091%	5/25/2066	2,143,959	1,778,349
Series 2021-CM2, Class A1 (b)(d)	2.352%	8/25/2066	303,213	276,073
Series 2021-NQM7, Class A1 (b)(d)	1.915%	8/25/2066	2,072,925	1,803,155

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2 (d)	5.513%	7/19/2035	$109,661	$77,856
Series 2007-HE3, Class 2A1 (d)	7.000%	9/25/2037	143,287	126,701
Greenpoint Manufactured Housing
Series 1999-5, Class M1B (d)	8.290%	12/15/2029	2,182	2,177
Series 1999-5, Class M2 (d)	9.230%	12/15/2029	795,405	773,749
Series 2000-3, Class IA (d)	8.450%	6/20/2031	6,772,171	2,952,139
Greenpoint Mortgage Funding Trust
Series 2005-AR3, Class 1A1 (1 mo. Term SOFR + 0.594%) (a)	5.924%	8/25/2045	532,128	415,184
GS Mortgage Securities Corp.
Series 2009-4R, Class 2A3 (1 mo. Term SOFR + 0.564%) (a)(b)	5.885%	12/26/2036	296,010	189,626
Series 2015-3R, Class 1B (1 mo. Term SOFR + 0.394%) (a)(b)	5.724%	1/26/2037	746,606	649,274
GSAA Home Equity Trust
Series 2005-14, Class 1A2 (1 mo. Term SOFR + 0.814%) (a)	6.144%	12/25/2035	770,008	329,634
Series 2005-14, Class 2A3 (1 mo. Term SOFR + 0.814%) (a)(e)	6.144%	12/25/2035	304,527	247,276
Series 2006-2, Class 1A2 (1 mo. Term SOFR + 0.654%) (a)	5.984%	12/25/2035	1,061,228	946,334
Series 2006-10, Class AF3 (d)	5.985%	6/25/2036	961,736	245,039
Series 2006-11, Class 2A1 (1 mo. Term SOFR + 0.294%) (a)	5.624%	7/25/2036	483,132	97,584
Series 2007-5, Class 2A1A (1 mo. Term SOFR + 0.354%) (a)(e)	5.684%	4/25/2047	309,654	262,277
GSAA Trust
Series 2006-19, Class A1 (1 mo. Term SOFR + 0.294%) (a)	5.624%	12/25/2036	78,013	20,697
GSAMP Trust
Series 2006-S5, Class A2 (c)	6.158%	9/25/2036	6,181,112	96,506
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF (1 mo. Term SOFR + 0.464%) (a)(b)	5.794%	1/25/2035	31,437	27,021
Series 2005-RP3, Class 1AF (1 mo. Term SOFR + 0.464%) (a)(b)	5.794%	9/25/2035	451,673	379,350
Series 2006-RP1, Class 1AS (b)(d)(i)	0.000%	1/25/2036	13,430,349	57,415
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4	5.500%	1/25/2034	25,368	24,661
Series 2005-6F, Class 3A11 (1 mo. Term SOFR + 0.414%) (a)	5.744%	7/25/2035	506,411	390,694
Series 2005-AR6, Class B1 (d)	5.635%	9/25/2035	88,337	75,418
Series 2005-9F, Class 1A6	5.500%	12/25/2035	318,121	254,759
Series 2006-AR1, Class 3A1 (d)	4.618%	1/25/2036	231,409	236,153
Series 2006-3F, Class 2A3	5.750%	3/25/2036	412,828	356,166
Series 2006-3F, Class 5A1 (1 mo. Term SOFR + 0.464%) (a)	5.794%	3/25/2036	1,336,406	195,349
Series 2006-3F, Class 5A2 (1 mo. Term SOFR + 7.036%) (g)(i)	1.706%	3/25/2036	388,091	35,804
Series 2006-AR2, Class 3A1 (d)	5.887%	4/25/2036	475,865	288,228
Series 2006-4F, Class 4A2 (1 mo. Term SOFR + 7.036%) (g)(i)	1.706%	5/25/2036	9,024,189	930,319
Series 2006-7F, Class 4A2	6.500%	8/25/2036	1,713,166	587,446

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
GSR Mortgage Loan Trust (Continued)
Series 2006-10F, Class 4A1 (1 mo. Term SOFR + 0.464%) (a)	5.794%	1/25/2037	$1,674,600	$217,339
Series 2007-OA1, Class 2A3A (1 mo. Term SOFR + 0.424%) (a)	5.754%	5/25/2037	721,367	398,265
Series 2006-OA1, Class 2A2 (1 mo. Term SOFR + 0.634%) (a)	5.964%	8/25/2046	3,306,688	800,276
Series 2007-AR1, Class 2A1 (d)	4.313%	3/25/2047	44,081	27,257
Harborview Mortgage Loan Trust
Series 2005-15, Class 3A11 (12 Month US Treasury Average + 2.000%) (a)	7.089%	10/20/2045	2,289,278	1,654,936
Series 2006-BU1, Class 2A1B (1 mo. Term SOFR + 0.614%) (a)	5.941%	2/19/2046	584,183	338,354
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A3 (1 mo. Term SOFR + 0.934%) (a)	6.261%	11/19/2034	254,234	220,388
Series 2005-14, Class 3A1A (d)	6.386%	12/19/2035	46,930	44,201
Series 2005-14, Class 4A1A (d)	4.644%	12/19/2035	1,386,141	738,248
Series 2005-16, Class 3A1A (1 mo. Term SOFR + 0.614%) (a)	5.941%	1/19/2036	2,081,432	1,255,038
Series 2006-8, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.830%	7/21/2036	742,178	354,874
Series 2006-5, Class 2A1A (1 mo. Term SOFR + 0.474%) (a)	5.801%	7/19/2046	1,523,028	801,877
Series 2007-4, Class 2A1 (1 mo. Term SOFR + 0.554%) (a)	5.661%	7/19/2047	329,995	302,045
Home Equity Asset Trust
Series 2002-2, Class A3 (1 mo. Term SOFR + 0.694%) (a)	6.015%	6/25/2032	94,405	88,533
Series 2003-7, Class A2 (1 mo. Term SOFR + 0.874%) (a)(e)	6.204%	3/25/2034	32,585	29,001
HSBC Asset Loan Obligation
Series 2007-WF1, Class A1 (1 mo. Term SOFR + 0.234%) (a)	4.812%	12/25/2036	1,276,197	374,554
HSI Asset Securitization Corp.
Series 2007-HE2, Class 2A1 (1 mo. Term SOFR + 0.224%) (a)	5.554%	4/25/2037	173,397	88,598
Impac CMB Trust
Series 2004-5, Class 1M2 (1 mo. Term SOFR + 0.984%) (a)(e)	6.314%	10/25/2034	21,635	19,515
Series 2004-6, Class 1A2 (1 mo. Term SOFR + 0.894%) (a)	6.224%	10/25/2034	78,918	76,877
Series 2004-6, Class 2A (c)	6.060%	10/25/2034	394,053	415,720
Series 2004-6, Class M2 (1 mo. Term SOFR + 1.014%) (a)(e)	6.344%	10/25/2034	20,891	18,509
Series 2004-6, Class M4 (1 mo. Term SOFR + 1.839%) (a)(e)	7.169%	10/25/2034	13,927	12,339
Series 2004-11, Class 2A1 (1 mo. Term SOFR + 0.774%) (a)	6.104%	3/25/2035	69,749	62,726
Series 2005-6, Class 2B1 (1 mo. Term SOFR + 2.664%) (a)	7.994%	10/25/2035	8,186	8,136
Impac Secured Assets Corp.
Series 2005-2, Class A2D (1 mo. Term SOFR + 0.974%) (a)	6.304%	3/25/2036	45,498	35,784
Series 2007-3, Class A1A (1 mo. Term SOFR + 0.334%) (a)	5.664%	9/25/2037	147,065	133,417
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1 (b)(d)	1.073%	9/25/2056	3,383,506	2,754,921
Series 2021-NQM2, Class A3 (b)(d)	1.516%	9/25/2056	262,414	216,077
Series 2021-NQM3, Class A1 (b)(d)	1.595%	11/25/2056	535,468	451,316

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3	6.000%	8/25/2037	$2,644,393	$1,012,020
Series 2007-A1, Class A7	6.000%	8/25/2037	1,372,531	526,141
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1	6.500%	9/25/2037	26,680	15,194
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1 (d)(e)	4.400%	9/25/2036	249,038	142,450
Series 2006-AR2, Class 4A1 (d)	4.114%	9/25/2036	161,844	140,204
Series 2007-AR1, Class 1A1 (d)	4.019%	3/25/2037	176,826	129,361
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1 (d)	4.020%	5/25/2035	219,549	150,640
Series 2006-AR5, Class 2A1 (d)	3.435%	5/25/2036	1,414,595	1,287,047
Series 2007-AR21, Class 1A2 (d)	4.748%	11/25/2036	176,064	161,995
Series 2006-AR37, Class 1A1 (d)	4.280%	2/25/2037	67,485	55,665
Series 2007-AR9, Class 2A1 (d)	3.709%	4/25/2037	20,648	12,664
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A (1 mo. Term SOFR + 0.374%) (a)	5.704%	8/25/2036	65,710	61,851
Series 2007-A, Class 1A (1 mo. Term SOFR + 0.334%) (a)	5.664%	4/25/2037	282,396	210,417
Series 2007-A, Class 2A2 (1 mo. Term SOFR + 0.304%) (a)(e)	5.634%	4/25/2037	72,602	38,933
Series 2007-A, Class 2A4B (1 mo. Term SOFR + 0.564%) (a)	5.894%	4/25/2037	3,710,580	1,428,736
Investment Capital Access, Inc.
Series 12-1, Class 1M1 (c)	7.630%	7/28/2033	55,594	55,359
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11 (e)	6.000%	12/25/2035	11,437	6,416
Series 2006-S1, Class 3A5 (d)	5.730%	3/25/2036	44,463	42,745
Series 2006-A2, Class 3A1 (d)	3.838%	5/25/2036	736,887	406,578
Series 2006-S3, Class A5 (c)	6.920%	8/25/2036	1,073,573	753,325
Series 2006-S3, Class A6 (c)	6.620%	8/25/2036	33,474	31,667
Series 2006-A4, Class A8 (d)	4.070%	9/25/2036	8,590	9,478
Series 2006-A6, Class 2A6 (d)	4.386%	11/25/2036	814,131	667,219
Series 2007-A2, Class 2A1 (d)	4.839%	5/25/2037	159,661	139,331
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1 (d)	6.240%	2/25/2034	64,086	63,109
Series 2004-A3, Class 1A1 (d)	5.394%	7/25/2034	103,368	93,466
Series 2005-A1, Class 3A4 (d)	5.150%	2/25/2035	29,889	27,955
Series 2005-A2, Class 2A1 (d)	3.886%	4/25/2035	84,615	67,462
Series 2007-A1, Class 5A6 (d)	5.516%	7/25/2035	130,938	123,758
Series 2005-A8, Class 1A1 (d)	5.003%	11/25/2035	1,040,935	836,496

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
JP Morgan Mortgage Trust (Continued)
Series 2006-A4, Class 5A1 (d)	4.092%	6/25/2036	$125,774	$87,606
Series 2006-S3, Class 1A13	6.500%	8/25/2036	610,686	195,894
Series 2006-A7, Class 2A3 (d)	4.357%	1/25/2037	1,289,575	968,558
Series 2007-S1, Class 2A22	5.750%	3/25/2037	309,267	118,495
Series 2007-S1, Class 2A3 (1 mo. Term SOFR + 0.614%) (a)	5.944%	3/25/2037	149,681	43,950
Series 2007-S3, Class 1A18 (1 mo. Term SOFR + 0.614%) (a)	5.944%	8/25/2037	862,704	287,608
Series 2013-3, Class A3 (b)(d)	3.357%	7/25/2043	120,828	109,415
Series 2014-IVR6, Class 2A4 (b)(d)	6.583%	7/25/2044	8,170	8,155
Series 2016-1, Class A7 (b)(d)	3.500%	5/25/2046	240,082	212,617
Series 2016-3, Class 1A10 (b)(d)	3.000%	10/25/2046	778,359	641,583
Series 2016-4, Class A12 (b)(d)	3.000%	10/25/2046	827,049	653,160
Series 2017-4, Class A3 (b)(d)	3.500%	11/25/2048	5,187	4,589
Series 2017-6, Class A7 (b)(d)	3.500%	12/25/2048	841,093	749,273
Series 2019-INV1, Class A11 (1 mo. Term SOFR + 1.064%) (a)(b)	6.394%	10/25/2049	1,557,023	1,505,562
Series 2019-8, Class A11 (1 mo. Term SOFR + 0.964%) (a)(b)	6.294%	3/25/2050	217,689	206,149
Series 2019-INV3, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)(j)	6.000%	5/25/2050	797,982	763,102
Series 2020-2, Class A7A (b)(d)	3.000%	7/25/2050	967,814	821,931
Series 2020-INV1, Class A11 (1 mo. Term SOFR + 0.944%) (a)(b)(e)(j)	6.000%	8/25/2050	4,783	4,328
Series 2020-5, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)	6.435%	12/25/2050	386,083	368,017
Series 2020-8, Class A11 (30 day avg SOFR US + 0.900%) (a)(b)	6.222%	3/25/2051	710,184	668,702
Series 2021-3, Class A4 (b)(d)	2.500%	7/25/2051	75,120	65,971
Series 2021-6, Class A4 (b)(d)	2.500%	10/25/2051	424,161	370,599
Series 2022-1, Class A4 (b)(d)	2.500%	7/25/2052	1,400,724	1,204,405
JP Morgan Reremic
Series 2014-1, Class 3A1 (b)	3.000%	5/26/2037	495,691	459,754
Lehman Mortgage Trust
Series 2006-2, Class 1A1 (d)	5.783%	4/25/2036	108,276	68,001
Series 2006-3, Class 1A10	6.000%	7/25/2036	1,267,266	635,332
Series 2006-7, Class 1A3 (1 mo. Term SOFR + 5.236%) (g)(i)	0.000%	11/25/2036	3,360,735	205,723
Series 2006-7, Class 1A8 (1 mo. Term SOFR + 0.294%) (a)	5.624%	11/25/2036	2,490,921	1,083,660
Series 2006-7, Class 2A2 (1 mo. Term SOFR + 0.564%) (a)	5.894%	11/25/2036	4,610,242	1,046,870
Series 2006-7, Class 2A5 (1 mo. Term SOFR + 6.436%) (g)(i)	1.106%	11/25/2036	7,917,893	713,243
Series 2006-9, Class 1A2 (1 mo. Term SOFR + 0.714%) (a)	5.750%	1/25/2037	1,167,792	620,256
Series 2008-4, Class A1 (1 mo. Term SOFR + 0.494%) (a)	5.824%	1/25/2037	7,901,263	2,339,313
Series 2007-1, Class 2A3 (1 mo. Term SOFR + 6.516%) (g)(i)	1.186%	2/25/2037	8,563,909	719,780
Series 2007-2, Class 1A1	5.750%	2/25/2037	1,065,132	710,039

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Lehman Mortgage Trust (Continued)
Series 2008-3, Class A1 (1 mo. Term SOFR + 0.484%) (a)	5.814%	2/25/2037	$26,615,558	$6,191,576
Series 2007-3, Class 1A2 (1 mo. Term SOFR + 6.586%) (e)(g)(i)	1.256%	3/25/2037	1,384,012	189,333
Series 2007-4, Class 2A3 (1 mo. Term SOFR + 0.444%) (a)	5.774%	5/25/2037	5,502,800	1,093,531
Series 2007-5, Class 1A3	5.750%	6/25/2037	404,545	361,636
Series 2007-6, Class 1A7	6.000%	7/25/2037	359,803	318,868
Series 2007-7, Class 1A1 (1 mo. Term SOFR + 0.614%) (a)	5.944%	8/25/2037	2,186,364	988,310
Series 2007-10, Class 2A1	6.500%	1/25/2038	1,482,935	407,028
Series 2008-2, Class 1A1	6.000%	3/25/2038	307,237	93,684
Lehman XS Trust
Series 2007-6, Class 1A1 (6 mo. Term SOFR + 1.678%) (a)	6.965%	5/25/2037	533,081	416,549
Series 2007-15N, Class 2A1 (1 mo. Term SOFR + 0.614%) (a)	5.944%	8/25/2037	29,958	27,527
Series 2006-10N, Class 2A1 (1 mo. Term SOFR + 0.354%) (a)(e)	5.684%	5/25/2046	201,130	179,649
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1 (1 mo. Term SOFR + 0.554%) (a)	5.884%	6/25/2034	326,097	316,455
Series 2006-A, Class A1 (1 mo. Term SOFR + 0.294%) (a)	5.624%	5/25/2036	976,400	19,949
Luminent Mortgage Trust
Series 2006-3, Class 12A1 (1 mo. Term SOFR + 0.534%) (a)	0.794%	5/25/2036	112,820	98,156
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3 (d)	5.581%	5/25/2034	190,579	175,790
Series 2005-6, Class 7A1 (d)	5.822%	6/25/2035	295,420	263,341
Series 2005-6, Class 5A1 (d)	3.246%	7/25/2035	160,873	137,755
Series 2005-7, Class 3A1 (d)	3.869%	9/25/2035	356,370	213,395
Series 2006-2, Class 2A1 (d)	6.165%	4/25/2036	58,429	30,700
Series 2006-OA1, Class 1A1 (1 mo. Term SOFR + 0.324%) (a)	5.654%	4/25/2046	147,204	126,620
MASTR Alternative Loans Trust
Series 2003-6, Class 3A3	6.000%	9/25/2033	38,324	36,268
Series 2004-4, Class 1A1 (e)	5.500%	5/25/2034	21,017	18,232
Series 2004-12, Class 2A1	6.500%	12/25/2034	53,231	51,469
Series 2004-13, Class 10A3	5.750%	1/25/2035	457,613	385,181
Series 2005-4, Class 5A1	6.000%	5/25/2035	600,218	514,555
Series 2005-6, Class 2A1 (1 mo. Term SOFR + 0.564%) (a)	5.894%	12/25/2035	3,483,869	597,353
Series 2006-1, Class A2 (1 mo. Term SOFR + 0.814%) (a)	6.000%	2/25/2036	1,895,375	652,840
Series 2006-2, Class 2A1 (1 mo. Term SOFR + 0.514%) (a)	5.844%	3/25/2036	239,967	24,877
Series 2006-3, Class 2A2	6.750%	7/25/2036	1,065,177	367,076
Series 2007-1, Class 2A15 (1 mo. Term SOFR + 0.484%) (a)	5.814%	10/25/2036	2,587,152	529,659
Series 2007-1, Class 2A7	6.000%	10/25/2036	983,522	286,350
Series 2007-HF1, Class 1A1 (d)	4.070%	10/25/2047	671,455	544,811

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
MASTR Asset Backed Securities Trust
Series 2002-NC1, Class M4 (1 mo. Term SOFR + 3.714%) (a)	9.044%	10/25/2032	$1,366,762	$1,090,222
Series 2006-FRE2, Class A5 (1 mo. Term SOFR + 0.594%) (a)	5.924%	3/25/2036	240,098	146,528
Series 2006-AM2, Class A3 (1 mo. Term SOFR + 0.454%) (a)	5.784%	6/25/2036	544,253	485,203
MASTR Asset Securitization Trust
Series 2004-4, Class 1A7	5.250%	12/26/2033	214,497	200,073
Series 2006-2, Class 1A14	6.000%	6/25/2036	582,297	331,217
MASTR Resecuritization Trust
Series 2008-1, Class A1 (b)(d)(e)	6.000%	9/27/2037	449,872	298,603
MASTR Specialized Loan Trust
Series 2007-1, Class A (1 mo. Term SOFR + 0.854%) (a)(b)	6.184%	1/25/2037	610,916	246,686
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4 (b)(d)	2.500%	8/25/2051	42,614	36,945
Merrill Lynch Mortgage Investors Trust
Series 2007-2, Class 1A1 (1 yr. CMT Rate + 2.400%) (a)	7.400%	8/25/2036	361,079	310,741
Series 2006-3, Class 2A1 (d)	5.513%	10/25/2036	691,749	586,345
Series 2006-RM3, Class A1B (1 mo. Term SOFR + 0.494%) (a)	5.824%	6/25/2037	5,939,596	208,224
Metlife Securitization Trust
Series 2020-INV1, Class A2A (b)(d)	2.500%	5/25/2050	31,007	25,277
MFRA Trust
Series 2021-INV1, Class A2 (b)(d)	1.057%	1/25/2056	200,506	187,230
Series 2021-INV2, Class A1 (b)(d)	1.906%	11/25/2056	148,288	127,287
Series 2021-NQM2, Class A1 (b)(d)	1.029%	11/25/2064	997,683	857,972
Series 2020-NQM3, Class A1 (b)(d)	1.014%	1/26/2065	152,282	139,122
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1 (1 mo. Term SOFR + 0.754%) (a)	6.084%	10/25/2028	95,913	89,290
Series 2003-H, Class A1 (1 mo. Term SOFR + 0.754%) (a)	0.000%	1/25/2029	374,065	329,834
Series 2004-A, Class B1 (1 mo. Term SOFR + 0.864%) (a)	6.194%	4/25/2029	83,826	61,272
Series 2004-G, Class A1 (1 mo. Term SOFR + 0.674%) (a)	6.004%	1/25/2030	53,730	49,523
Morgan Stanley Capital Inc.
Series 2003-NC8, Class B1 (1 mo. Term SOFR + 5.514%) (a)	10.844%	9/25/2033	119,173	116,168
Series 2004-WMC2, Class M2 (1 mo. Term SOFR + 1.914%) (a)(e)	7.244%	7/25/2034	52,601	37,505
Series 2005-HE1, Class M2 (1 mo. Term SOFR + 0.819%) (a)	6.149%	12/25/2034	255,479	235,632
Series 2006-HE6, Class A2FP (1 mo. Term SOFR + 0.234%) (a)	5.564%	9/25/2036	159,933	55,318
Series 2007-HE1, Class A2C (1 mo. Term SOFR + 0.264%) (a)	5.594%	11/25/2036	528,476	300,194
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A (d)	4.720%	7/25/2034	28,653	25,626
Series 2004-11AR, Class 1A2A (1 mo. Term SOFR + 0.424%) (a)	5.754%	1/25/2035	81,584	75,205
Series 2005-4, Class 4A (d)	4.607%	8/25/2035	35,781	16,818

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Morgan Stanley Mortgage Loan Trust (Continued)
Series 2005-7, Class 7A6	5.500%	11/25/2035	$128,148	$115,754
Series 2005-10, Class 1A1 (1 mo. Term SOFR + 0.814%) (a)	5.750%	12/25/2035	383,920	228,633
Series 2005-10, Class 1A5	5.750%	12/25/2035	26,664	17,653
Series 2005-9AR, Class 2A (d)	5.414%	12/25/2035	244,173	221,927
Series 2006-3AR, Class 2A3 (d)	4.806%	3/25/2036	642,011	388,536
Series 2006-7, Class 5A2 (d)(e)	5.962%	6/25/2036	32,455	6,897
Series 2006-8AR, Class 4A2 (d)	0.000%	6/25/2036	48,400	41,685
Series 2006-11, Class 2A1	6.000%	8/25/2036	432,015	180,065
Series 2006-16AX, Class 1A (1 mo. Term SOFR + 0.454%) (a)	5.784%	11/25/2036	2,871,827	481,841
Series 2007-10XS, Class A19 (d)	6.000%	2/25/2037	549,283	171,822
Series 2007-7AX, Class 1A (1 mo. Term SOFR + 0.554%) (a)	5.884%	4/25/2037	2,058,725	496,791
Series 2007-11AR, Class 2A3 (d)(e)	2.858%	6/25/2037	85,022	43,021
Series 2007-14AR, Class 3A3 (d)	4.505%	10/25/2037	320,547	293,569
Series 2007-1XS, Class 2A4A (c)	6.584%	9/25/2046	5,659,008	1,458,210
Series 2006-17XS, Class A6 (c)	6.077%	10/25/2046	2,153,046	515,203
Morgan Stanley Reremic Trust
Series 2013-R3, Class 6B2 (b)(d)	3.992%	12/26/2036	332,790	279,384
Series 2010-R5, Class 3B (b)(c)(e)	3.729%	3/26/2037	286,995	222,134
Series 2015-R2, Class 2A1 (12 Month US Treasury Average + 1.090%) (a)(b)(e)	5.126%	12/26/2046	19,957	19,079
MortgageIT Trust
Series 2005-1, Class 2A (1 mo. Term SOFR + 1.364%) (a)	6.690%	2/25/2035	47,156	44,995
New Century Home Equity Loan Trust
Series 2004-4, Class M2 (1 mo. Term SOFR + 0.909%) (a)(e)	6.239%	2/25/2035	63,916	55,959
NMLT Trust
Series 2021-INV1, Class A1 (b)(d)	1.185%	5/25/2056	2,134,964	1,764,370
Nomura Asset Acceptance Corporation
Series 2006-WF1, Class A5 (c)	6.757%	6/25/2036	908,697	233,959
Series 2006-AF2, Class 2A (d)(e)	4.071%	8/25/2036	971,316	747,913
Series 2006-AF2, Class 4A (d)(e)	6.708%	8/25/2036	842,458	716,089
Series 2007-2, Class A1B (d)	6.017%	6/25/2037	1,139,440	939,871
Series 2007-1, Class 1A1A (c)	6.495%	3/25/2047	853,523	753,782
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1 (c)	6.532%	10/25/2036	1,433,360	302,766
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10 (b)(d)	4.420%	12/26/2035	2,500,176	786,234
Series 2015-10R, Class 1A2 (b)(d)	5.239%	12/25/2036	1,256,686	995,141

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Novastar Home Equity Loan
Series 2003-1, Class A2 (1 mo. Term SOFR + 0.894%) (a)	0.000%	5/25/2033	$79,110	$76,391
Series 2006-3, Class A2C (1 mo. Term SOFR + 0.434%) (a)	5.764%	10/25/2036	1,759,321	911,140
Series 2006-5, Class A2B (1 mo. Term SOFR + 0.354%) (a)	5.684%	11/25/2036	963,775	293,927
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1	7.450%	5/15/2027	57,446	51,864
Series 1999-C, Class A2	7.475%	8/15/2027	487,667	381,628
Onslow Bay Financial LLC
Series 2018-1, Class A2 (1 mo. Term SOFR + 0.764%) (a)(b)	6.094%	6/25/2057	84,368	81,038
Series 2020-EXP1, Class 1A8 (b)(d)	3.500%	2/25/2060	391,538	346,638
Series 2020-EXP1, Class 2A1 (1 mo. Term SOFR + 0.864%) (a)(b)	6.194%	2/25/2060	28,938	27,757
Series 2020-EXP2, Class A9 (b)(d)	3.000%	5/25/2060	269,102	227,182
Series 2021-NQM2, Class A1 (b)(d)	1.101%	5/25/2061	4,807,062	3,823,823
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C (1 mo. Term SOFR + 0.434%) (a)	5.764%	9/25/2037	1,451,399	632,262
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1	6.000%	5/25/2037	219,772	191,868
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3 (d)	4.392%	6/18/2037	7,480	7,111
Prime Mortgage Trust
Series 2006-CL1, Class A1 (1 mo. Term SOFR + 0.614%) (a)	5.944%	2/25/2035	17,272	17,051
Series 2006-DR1, Class 2A2 (b)	6.000%	5/25/2035	425,162	360,168
Series 2005-4, Class 2A9	5.500%	10/25/2035	78,141	70,595
Series 2006-1, Class 3A1 (1 mo. Term SOFR + 0.464%) (a)	5.794%	6/25/2036	1,307,146	897,436
PSMC Trust
Series 2021-1, Class A11 (b)(d)	2.500%	3/25/2051	473,256	411,683
RALI Trust
Series 2005-QS12, Class A8 (1 mo. Term SOFR + 0.464%) (a)	5.500%	8/25/2035	3,198,720	2,497,492
Series 2005-QS14, Class 3A1	6.000%	9/25/2035	901,429	734,947
Series 2006-QA1, Class A21 (d)(e)	5.264%	1/25/2036	728,771	484,633
Series 2006-QS2, Class 1A14 (1 mo. Term SOFR + 0.814%) (a)	5.500%	2/25/2036	267,216	196,219
Series 2006-QS3, Class 2AP (e)(h)	0.000%	3/25/2036	494,662	217,651
Series 2006-QS6, Class 1A1	6.000%	6/25/2036	461,548	348,737
Series 2006-QS7, Class A4 (1 mo. Term SOFR + 0.514%) (a)	5.844%	6/25/2036	86,560	60,751
Series 2006-QS9, Class 1A8 (1 mo. Term SOFR + 0.764%) (a)	6.094%	7/25/2036	824,664	583,584
Series 2006-QS12, Class 2A18	5.750%	9/25/2036	263,476	209,446
Series 2006-QS13, Class 1A1 (1 mo. Term SOFR + 0.454%) (a)	5.784%	9/25/2036	6,792,854	4,540,366
Series 2006-QS15, Class A3	6.500%	10/25/2036	112,709	94,020
Series 2006-QS17, Class A2 (1 mo. Term SOFR + 6.536%) (g)(i)	1.206%	12/25/2036	1,611,378	154,899
Series 2007-QS1, Class 2AP (h)	0.000%	1/25/2037	840,807	341,453

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
RALI Trust (Continued)
Series 2007-QS3, Class A3	6.250%	2/25/2037	$1,282,735	$1,009,987
Series 2007-QS7, Class 2A1	6.750%	6/25/2037	779,090	324,613
Series 2007-QS8, Class A1 (1 mo. Term SOFR + 0.514%) (a)	5.844%	6/25/2037	7,616,138	5,340,100
Series 2007-QS10, Class A1 (e)	6.500%	9/25/2037	16,726	11,558
Series 2007-QH8, Class A (d)	6.009%	10/25/2037	272,038	224,591
Series 2007-QH9, Class A1 (d)	6.421%	11/25/2037	330,033	261,254
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1 (b)(d)	5.500%	11/25/2035	238,843	196,263
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2 (b)(d)	5.597%	10/25/2035	479,885	463,788
Series 2009-12, Class 9A2 (b)(d)	4.677%	3/25/2036	349,746	242,317
Series 2010-9, Class 7A6 (b)(d)	6.000%	5/26/2037	1,021,479	442,754
Series 2009-5, Class 13A3 (1 mo. Term SOFR + 0.614%) (a)(b)	5.940%	8/26/2037	943,552	424,558
RCKT Mortgage Trust
Series 2021-6, Class A5 (b)(d)	2.500%	12/25/2051	430,084	371,670
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F (c)	6.244%	3/25/2034	216,324	186,552
Series 2004-1, Class M4 (1 mo. Term SOFR + 2.814%) (a)	8.144%	5/25/2034	239,243	154,405
Series 2004-2, Class M1 (c)	6.414%	7/25/2034	368,132	314,636
RESI Finance LP
Series 2003-D, Class B3 (1 mo. Term SOFR + 1.414%) (a)(b)(e)	6.732%	12/10/2035	25,154	10,716
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1 (1 mo. Term SOFR + 0.514%) (a)	5.750%	4/25/2035	1,495,169	1,156,940
Series 2005-QS7, Class A1	5.500%	6/25/2035	331,352	269,773
Series 2005-QS11, Class A3 (1 mo. Term SOFR + 4.886%) (g)(i)	0.000%	7/25/2035	358,303	12,358
Series 2005-QA9, Class CB11 (d)	4.615%	8/25/2035	112,071	98,623
Series 2005-QS10, Class 3A3	5.500%	8/25/2035	713,215	514,747
Series 2005-QS13, Class 2A3	5.750%	9/25/2035	2,045,128	1,727,795
Series 2005-QS14, Class 3A3	6.000%	9/25/2035	359,359	292,990
Series 2006-QS2, Class 1A17 (1 mo. Term SOFR + 0.594%) (a)	5.500%	2/25/2036	489,896	355,659
Series 2006-QS2, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	2/25/2036	372,815	270,957
Series 2006-QS2, Class 1A7 (e)(i)	6.000%	2/25/2036	240,992	37,113
Series 2006-QS4, Class A8 (1 mo. Term SOFR + 5052.561%) (g)	8.000%	4/25/2036	128,615	107,543
Series 2006-QS6, Class 1A9 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2036	2,224,367	1,566,422
Series 2006-QS13, Class 1A10	6.000%	9/25/2036	503,798	374,646
Series 2007-QS1, Class 1A5 (1 mo. Term SOFR + 0.664%) (a)	5.994%	1/25/2037	2,911,026	2,053,367
Series 2007-QS1, Class 2A2 (1 mo. Term SOFR + 0.474%) (a)	5.804%	1/25/2037	592,906	390,247

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Residential Accredit Loans, Inc. (Continued)
Series 2007-QS5, Class A1	5.500%	3/25/2037	$912,781	$697,313
Series 2007-QS8, Class A3 (1 mo. Term SOFR + 0.714%) (a)(j)	6.000%	6/25/2037	271,608	193,307
Series 2006-QO7, Class 3A2 (1 mo. Term SOFR + 0.524%) (a)(e)	5.649%	9/25/2046	51,079	43,110
Residential Asset Securitization Trust
Series 2005-SP1, Class 1A1	5.000%	9/25/2034	123,532	112,855
Series 2005-A8CB, Class A1 (1 mo. Term SOFR + 0.614%) (a)	5.500%	7/25/2035	1,224,990	635,406
Series 2005-A8CB, Class A13 (1 mo. Term SOFR + 0.614%) (a)	5.500%	7/25/2035	1,249,232	647,925
Series 2005-A9, Class A4	5.500%	7/25/2035	100,802	31,350
Series 2005-A12, Class A6 (1 mo. Term SOFR + 0.614%) (a)(j)	5.500%	11/25/2035	983,041	495,752
Series 2005-KS10, Class M2 (1 mo. Term SOFR + 0.774%) (a)	6.104%	11/25/2035	2,968	2,962
Series 2005-A15, Class 2A12	6.000%	2/25/2036	740,572	299,480
Series 2005-A15, Class 4A1	6.000%	2/25/2036	2,282,679	702,830
Series 2006-A7CB, Class 2A5 (1 mo. Term SOFR + 0.364%) (a)	5.694%	7/25/2036	427,880	74,374
Series 2006-A8, Class 1A5	6.250%	8/25/2036	15,355	8,633
Series 2006-A8, Class 2A2	6.750%	8/25/2036	1,980,095	566,088
Series 2006-A8, Class 2A3	6.000%	8/25/2036	902,545	229,358
Series 2006-A8, Class 2A4	6.500%	8/25/2036	627,412	172,727
Series 2006-A8, Class 3A8 (1 mo. Term SOFR + 0.864%) (a)(j)	6.000%	8/25/2036	505,869	179,289
Series 2006-A10, Class A1 (1 mo. Term SOFR + 0.764%) (a)	6.094%	9/25/2036	10,222,789	2,495,946
Series 2006-A10, Class A2 (1 mo. Term SOFR + 5.736%) (g)(i)	0.406%	9/25/2036	10,222,789	753,215
Series 2006-A10, Class A4	6.500%	9/25/2036	556,947	184,777
Series 2006-A10, Class A5	6.500%	9/25/2036	985,823	327,064
Series 2006-A10, Class A7	6.500%	9/25/2036	8,120,037	2,693,964
Series 2006-A14C, Class 2A4	6.000%	12/25/2036	4,017,095	1,197,229
Series 2006-A14C, Class 2A6 (1 mo. Term SOFR + 0.564%) (a)	5.894%	12/25/2036	5,464,401	1,178,022
Series 2007-A2, Class 1A6	6.000%	4/25/2037	1,595,125	837,917
Series 2007-A3, Class 1A1 (1 mo. Term SOFR + 0.564%) (a)	5.894%	4/25/2037	1,994,998	772,371
Series 2007-A3, Class 2A1 (1 mo. Term SOFR + 0.424%) (a)	5.754%	4/25/2037	11,772,123	2,473,641
Series 2007-A8, Class 2A1	6.250%	8/25/2037	13,325,736	3,134,966
Series 2006-A2, Class A11	6.000%	1/25/2046	1,715,811	697,424
Series 2006-A2, Class A7	6.000%	1/25/2046	860,216	348,012
Residential Funding Mtg Sec I
Series 2006-S7, Class A9 (e)	6.500%	8/25/2036	297,510	226,256
Series 2006-S12, Class 3A7	5.750%	12/25/2036	131,224	102,931
Series 2007-S6, Class 2A4	6.000%	6/25/2037	1,246,294	910,745
Series 2007-SA3, Class 2A1 (d)	4.914%	7/27/2037	476,177	352,463
Series 2007-SA4, Class 3A1 (d)	5.421%	10/25/2037	107,664	64,532
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B (1 mo. Term SOFR + 0.414%) (a)(b)	5.744%	2/25/2036	2,937,898	1,008,376
Series 2006-1, Class A2C (1 mo. Term SOFR + 0.514%) (a)(b)	5.844%	2/25/2036	5,781,256	1,984,780

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
RFMSI Trust
Series 2007-SA1, Class 2A2 (d)(e)	4.864%	2/25/2037	$130,246	$74,175
Series 2007-S3, Class 1A5	5.500%	3/25/2037	189,496	129,068
Rithm Capital Corp.
Series 2021-INV2, Class A7 (b)(d)	2.500%	9/25/2051	105,134	91,688
Series 2021-NQM3, Class A1 (b)(d)	1.156%	11/27/2056	397,984	334,057
Series 2022-NQM1, Class A1 (b)(d)	2.277%	4/25/2061	1,642,400	1,405,678
Saxon Asset Securities Trust
Series 2004-1, Class A (1 mo. Term SOFR + 0.654%) (a)	2.399%	3/25/2035	226,343	191,606
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE1, Class A2B (1 mo. Term SOFR + 0.294%) (a)(e)	5.624%	7/25/2036	95,048	24,903
Security National Mortgage Loan Trust
Series 2006-3A, Class A3 (b)(d)	6.330%	1/25/2037	321,723	136,141
Sequoia Mortgage Trust
Series 10, Class 1A (1 mo. Term SOFR + 0.914%) (a)(e)	6.243%	10/20/2027	67,710	63,241
Series 9, Class 1A (1 mo. Term SOFR + 0.814%) (a)	0.000%	9/20/2032	89,473	84,312
Series 2003-1, Class 1A (1 mo. Term SOFR + 0.874%) (a)	6.203%	4/20/2033	68,271	64,271
Series 2003-4, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	6.143%	7/20/2033	59,195	57,189
Series 2004-5, Class A2 (1 mo. Term SOFR + 0.634%) (a)	5.963%	6/20/2034	183,116	164,885
Series 2004-6, Class A2 (1 mo. Term SOFR + 0.674%) (a)	6.003%	7/20/2034	17,069	14,987
Series 2004-10, Class A2 (1 mo. Term SOFR + 0.754%) (a)	6.083%	11/20/2034	324,996	298,811
Series 2007-3, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.843%	7/20/2036	26,661	22,896
Series 2007-3, Class 2BA1 (d)	4.142%	7/20/2037	789,206	595,024
Series 2013-5, Class A1 (b)(d)	2.500%	5/25/2043	211,971	179,400
Series 2013-9, Class AP (b)(h)	0.000%	7/25/2043	234,726	163,285
Series 2015-3, Class A1 (b)(d)	3.500%	7/25/2045	493,659	440,709
Series 2018-CH3, Class A2 (b)(d)	4.000%	8/25/2048	222,632	215,746
Series 2019-CH2, Class A1 (b)(d)	4.500%	8/25/2049	64,069	62,937
SG Residential Mortgage Trust
Series 2020-2, Class A1 (b)(d)	1.381%	5/25/2065	23,267	20,508
Series 2020-2, Class A2 (b)(d)	1.587%	5/25/2065	90,999	80,156
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C (1 mo. Term SOFR + 0.414%) (a)	5.744%	6/25/2037	83,114	47,681
Series 2006-BC4, Class A2B (1 mo. Term SOFR + 0.334%) (a)	5.664%	9/25/2037	1,743,416	580,027
Starwood Mortgage Residential Trust
Series 2021-3, Class A1 (b)(d)	1.127%	6/25/2056	96,246	78,103

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 1A1 (d)	4.295%	9/25/2035	$632,364	$391,349
Series 2005-20, Class 1A1 (d)	6.733%	10/25/2035	515,990	464,415
Series 2005-23, Class 3A1 (d)	4.776%	1/25/2036	91,374	46,053
Series 2007-7, Class 1A1 (1 mo. Term SOFR + 0.714%) (a)	6.044%	8/25/2037	35,385	30,249
Series 2007-3, Class 2A1 (d)	4.227%	4/25/2047	295,580	267,463
Structured Asset Mortgage Investments Inc.
Series 2004-AR1, Class 1A1 (1 mo. Term SOFR + 0.814%) (a)	6.141%	3/19/2034	18,222	16,688
Series 2006-AR1, Class 3A1 (1 mo. Term SOFR + 0.574%) (a)	5.904%	2/25/2036	597,292	461,945
Series 2006-AR3, Class 21A1 (1 mo. Term SOFR + 0.514%) (a)	5.844%	2/25/2036	832,046	651,958
Series 2006-AR3, Class 22A1 (d)	4.369%	5/25/2036	352,788	173,871
Series 2006-AR5, Class 3A1 (1 mo. Term SOFR + 0.534%) (a)	5.864%	5/25/2046	1,658,495	642,561
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1 (1 mo. Term SOFR + 0.774%) (a)	6.101%	10/19/2034	8,299	7,683
Series 2004-AR4, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	6.141%	12/19/2034	179,323	159,718
Structured Asset Securities Corporation
Series 2004-SC1, Class A (b)(d)	8.309%	12/25/2029	869,169	780,046
Series 2003-37A, Class 2A (d)	5.791%	12/25/2033	39,303	37,809
Series 2006-S3, Class A1 (1 mo. Term SOFR + 0.374%) (a)	5.704%	9/25/2036	998,110	283,809
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1 (d)	5.573%	4/25/2037	160,271	91,684
Series 2007-4, Class 2A1 (d)	4.733%	10/25/2037	131,301	101,317
TBW Mortgage Backed Pass Through Certificates
Series 2006-2, Class DX (i)	6.000%	7/25/2036	721,752	82,724
Series 2006-3, Class 2A1	6.500%	7/25/2036	875,874	285,847
Series 2007-2, Class A6A (c)	6.515%	7/25/2037	1,652,421	616,860
Terwin Mortgage Trust
Series 2004-7HE, Class A1 (1 mo. Term SOFR + 1.214%) (a)(b)	6.544%	7/25/2034	834,762	785,597
Series 2004-19HE, Class A1 (1 mo. Term SOFR + 0.854%) (a)(b)	6.184%	10/25/2034	464,254	444,338
Thornburg Mortgage Securities Trust
Series 2004-4, Class 1A (1 mo. Term SOFR + 0.694%) (a)(e)	6.024%	12/25/2044	147,112	124,457
Series 2005-1, Class A2 (d)	5.089%	4/25/2045	190,981	188,657
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13 (b)(d)	4.000%	11/25/2048	116,807	107,314
Toorak Mortgage Corp.
Series 2022-INV1, Class A1 (b)(d)	2.577%	2/25/2057	77,177	68,773
Towd Point Mortgage Trust
Series 2016-1, Class M1 (b)(d)	3.500%	2/25/2055	294,134	291,085
Series 2020-4, Class A2 (b)	2.500%	10/25/2060	705,000	555,399

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
UCFC Manufactured Housing Contract
Series 1996-1, Class M (d)	7.900%	1/15/2028	$16,396	$14,776
Verus Securitization Trust
Series 2021-1, Class A2 (b)(d)	1.052%	1/25/2066	129,519	113,556
Series 2021-4, Class A1 (b)(d)	0.938%	7/25/2066	62,823	49,642
Series 2021-6, Class A1 (b)(d)	1.630%	10/25/2066	5,357,808	4,489,732
Series 2021-8, Class A2 (b)(d)	2.286%	11/25/2066	370,155	310,974
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3 (c)	4.054%	9/25/2036	2,481,094	685,915
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1 (1 mo. Term SOFR + 0.234%) (a)	5.564%	11/25/2036	1,505,406	500,769
Series 2007-HE4, Class 2A2 (1 mo. Term SOFR + 0.244%) (a)	5.574%	7/25/2047	305,893	179,603
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-5, Class 4A1 (e)	6.000%	4/25/2024	1,636,700	16
Series 2004-RA2, Class CB1 (d)	7.000%	7/25/2033	24,515	19,710
Series 2004-S1, Class 1A11	5.500%	3/25/2034	27,518	26,551
Series 2004-AR9, Class B1 (d)	5.236%	8/25/2034	157,071	139,935
Series 2004-AR11, Class A (d)	5.968%	10/25/2034	123,583	117,749
Series 2005-1, Class 1A1	5.500%	3/25/2035	948,258	860,766
Series 2005-7, Class 2CB4	5.500%	8/25/2035	468,510	445,339
Series 2005-AR12, Class 1A4 (d)	4.608%	10/25/2035	29,562	26,051
Series 2006-1, Class 2CB2	7.000%	2/25/2036	795,255	551,169
Series 2006-AR2, Class 2A1 (d)	3.910%	3/25/2036	84,385	71,433
Series 2006-4, Class 3A3 (c)	6.467%	5/25/2036	193,009	161,411
Series 2006-5, Class 2CB2 (1 mo. Term SOFR + 0.714%) (a)	6.000%	7/25/2036	476,602	298,491
Series 2006-AR12, Class 2A3 (d)(e)	3.794%	10/25/2036	367,896	284,568
Series 2006-AR14, Class 1A4 (d)	4.019%	11/25/2036	132,143	111,205
Series 2006-AR14, Class 2A3 (d)	4.034%	11/25/2036	761,341	634,770
Series 2006-AR10, Class A2B (1 mo. Term SOFR + 0.534%) (a)	5.864%	12/25/2036	5,109,627	870,306
Series 2007-HY1, Class 1A1 (d)	4.441%	2/25/2037	306,535	260,598
Series 2007-HY1, Class A2B (1 mo. Term SOFR + 0.514%) (a)	5.844%	2/25/2037	11,245,574	1,340,263
Series 2002-AR17, Class 1B2 (12 Month US Treasury Average + 1.200%) (a)	6.289%	11/25/2042	78,612	69,900
Series 2005-AR2, Class 2A3 (1 mo. Term SOFR + 0.814%) (a)	6.144%	1/25/2045	56,327	54,201
Series 2006-AR3, Class A1B (12 Month US Treasury Average + 1.000%) (a)	6.089%	2/25/2046	38,989	33,546
Series 2006-AR7, Class 3A (12 Month US Treasury Average + 1.048%) (a)(e)	6.137%	7/25/2046	112,138	77,936
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4	5.750%	7/25/2037	297,004	249,317

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 2A1 (d)	6.265%	4/25/2036	$67,172	$62,422
Series 2006-AR12, Class 2A1 (d)	6.130%	9/25/2036	99,009	91,880
Series 2006-AR14, Class 2A3 (d)	6.375%	10/25/2036	55,778	48,713
Series 2006-AR16, Class A1 (d)	6.240%	10/25/2036	239,823	216,513
Series 2007-AR3, Class A4 (d)	6.231%	4/25/2037	379,337	323,274
Series 2007-7, Class A38 (e)	6.000%	6/25/2037	43,264	33,875
Series 2018-1, Class A1 (b)(d)	3.500%	7/25/2047	27,643	24,517
Series 2019-4, Class A17 (b)(d)	3.500%	9/25/2049	51,259	44,844
WinWater Mortgage Loan Trust
Series 2015-A, Class A3 (b)(d)	3.500%	6/20/2045	239,944	216,248
Yale Mortgage Loan Trust
Series 2007-1, Class A (1 mo. Term SOFR + 0.514%) (a)(b)	5.844%	6/25/2037	79,569	25,108
Total Collateralized Mortgage Obligations (Cost — $387,760,140)				364,450,092

Mortgage Secured Note — 0.1%
Korth Direct Mortgage
Pool (b)(e)	12.500%	1/25/2027	800,000	614,720
Total Mortgage Secured Note (Cost — $800,000)				614,720

Mortgage Backed Securities - U.S. Government Agency — 25.0%
Federal Home Loan Mortgage Corp.
Series 4182, Class UC	1.500%	9/15/2027	4,442	4,317
Series 2380, Class CF (30 day avg SOFR US + 0.714%) (a)	6.033%	11/15/2031	87,081	85,986
Series T-41, Class 2A (d)	4.591%	7/25/2032	280,008	267,839
Series 4136, Class PC	1.250%	11/15/2032	57,275	53,609
Series 4594, Class KS (30 day avg SOFR US + 7.432%) (g)	0.000%	5/15/2033	692,614	527,391
Series T-48, Class 1A (d)(e)	4.429%	7/25/2033	504,253	446,264
Series 3152, Class WF (30 day avg SOFR US + 0.574%) (a)	5.893%	2/15/2034	30,851	29,749
Series 2770, Class LO (h)	0.000%	3/15/2034	6,927	5,403
Series 2771, Class FM (30 day avg SOFR US + 0.514%) (a)	5.834%	3/15/2034	31,990	31,552
Series 2819, Class F (30 day avg SOFR US + 0.514%) (a)	5.833%	6/15/2034	42,232	42,007
Series 4265, Class FD (30 day avg SOFR US + 0.514%) (a)	5.833%	1/15/2035	27,691	27,393
Series 3006, Class YF (30 day avg SOFR US + 0.374%) (a)	5.693%	7/15/2035	267,210	263,060
Series 3085, Class FW (30 day avg SOFR US + 0.814%) (a)	6.133%	8/15/2035	65,392	63,742
Series 3030, Class FL (30 day avg SOFR US + 0.514%) (a)	5.833%	9/15/2035	59,865	59,170
Series 237, Class PO (h)	0.000%	5/15/2036	885,337	723,537

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal Home Loan Mortgage Corp. (Continued)
Series 3169, Class GF (30 day avg SOFR US + 0.404%) (a)	5.723%	5/15/2036	$828,085	$819,593
Series 3317, Class F (30 day avg SOFR US + 0.514%) (a)	5.833%	7/15/2036	438,975	433,301
Series 3200, Class FH (30 day avg SOFR US + 0.464%) (a)	5.783%	8/15/2036	1,181,748	1,159,943
Series 3202, Class HF (30 day avg SOFR US + 0.464%) (a)	5.783%	8/15/2036	73,990	73,208
Series 3206, Class FE (30 day avg SOFR US + 0.514%) (a)	5.833%	8/15/2036	55,701	54,790
Series 3232, Class KF (30 day avg SOFR US + 0.564%) (a)	5.883%	10/15/2036	115,551	114,252
Series 3240, Class AF (30 day avg SOFR US + 0.464%) (a)	5.783%	11/15/2036	638,730	624,481
Series 3417, Class EO (h)	0.000%	11/15/2036	126,600	98,712
Series 3540, Class KF (30 day avg SOFR US + 1.164%) (a)	6.483%	11/15/2036	97,290	98,470
Series 3671, Class FQ (30 day avg SOFR US + 0.964%) (a)	6.283%	12/15/2036	40,605	40,937
Series 3281, Class AF (30 day avg SOFR US + 0.434%) (a)	5.753%	2/15/2037	280,631	275,705
Series 246, Class PO (h)	0.000%	5/15/2037	246,542	200,533
Series 3320, Class FC (30 day avg SOFR US + 0.284%) (a)	5.603%	5/15/2037	41,242	41,010
Series 3378, Class FA (30 day avg SOFR US + 0.694%) (a)	6.013%	6/15/2037	8,707	8,663
Series 3361, Class LF (30 day avg SOFR US + 0.664%) (a)	5.983%	8/15/2037	203,778	202,030
Series T-76, Class 2A (d)(e)	2.310%	10/25/2037	277,455	254,982
Series 3404, Class AF (30 day avg SOFR US + 0.969%) (a)	6.288%	1/15/2038	57,836	58,040
Series 3422, Class FB (30 day avg SOFR US + 0.634%) (a)	5.953%	2/15/2038	946,226	932,749
Series 3567, Class F (30 day avg SOFR US + 1.364%) (a)	6.689%	2/15/2038	174,211	159,217
Series 3429, Class F (30 day avg SOFR US + 0.794%) (a)	6.113%	3/15/2038	673,494	666,995
Series 3430, Class NF (30 day avg SOFR US + 0.714%) (a)	6.033%	3/15/2038	59,230	58,816
Series 3433, Class FA (30 day avg SOFR US + 0.764%) (a)	6.083%	3/15/2038	2,514,034	2,493,551
Series 3666, Class FC (30 day avg SOFR US + 0.844%) (a)	6.163%	5/15/2040	167,947	167,535
Series 3758, Class F (30 day avg SOFR US + 0.584%) (a)	5.903%	11/15/2040	1,131,268	1,115,268
Series 3772, Class ND (e)	4.500%	11/15/2040	60,941	55,456
Series 3812, Class US (30 day avg SOFR US + 9.071%) (g)	0.000%	2/15/2041	33,384	25,210
Series 3815, Class DS (30 day avg SOFR US + 13.607%) (g)	0.000%	2/15/2041	261,643	223,188
Series 4074, Class KF (30 day avg SOFR US + 0.414%) (a)	5.733%	2/15/2041	36,666	36,556
Series 4400, Class FA (30 day avg SOFR US + 0.514%) (a)	5.833%	2/15/2041	175,963	173,063
Series 3822, Class FC (30 day avg SOFR US + 0.524%) (a)	5.843%	3/15/2041	560,630	552,764
Series 3835, Class FO (h)	0.000%	4/15/2041	2,792,719	2,085,459
Series 4248, Class FL (30 day avg SOFR US + 0.564%) (a)	5.883%	5/15/2041	38,780	38,379
Series 4105, Class KA	2.000%	8/15/2041	207,234	196,379
Series 3930, Class KF (30 day avg SOFR US + 0.614%) (a)	5.933%	9/15/2041	1,082,432	1,069,752
Series 3946, Class SW (30 day avg SOFR US + 6.786%) (g)	2.000%	10/15/2041	255,071	195,019

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal Home Loan Mortgage Corp. (Continued)
Series 4076, Class QB	1.750%	11/15/2041	$85,755	$81,715
Series 3977, Class FB (30 day avg SOFR US + 0.634%) (a)	5.953%	12/15/2041	40,627	40,182
Series T-42, Class A5	7.500%	2/25/2042	137,125	137,921
Series 4061, Class SL (30 day avg SOFR US + 6.860%) (g)	0.000%	6/15/2042	41,307	19,239
Series 4171, Class NG	2.000%	6/15/2042	18,859	16,792
Series 4073, Class QF (30 day avg SOFR US + 0.514%) (a)	5.833%	7/15/2042	204,108	200,663
Series 4076, Class LF (30 day avg SOFR US + 0.414%) (a)	5.733%	7/15/2042	125,767	123,288
Series 272, Class F2 (30 day avg SOFR US + 0.664%) (a)	5.983%	8/15/2042	179,160	176,918
Series 4094, Class CW	2.000%	8/15/2042	325,056	274,480
Series 4108, Class FC (30 day avg SOFR US + 0.514%) (a)	5.833%	9/15/2042	2,649,037	2,598,469
Series 4615, Class GT (30 day avg SOFR US + 15.542%) (g)	0.000%	10/15/2042	1,070,440	760,697
Series 4204, Class AB (e)	3.000%	5/15/2043	58,125	42,359
Series T-57, Class 1A2	7.000%	7/25/2043	264,058	274,088
Series 4313, Class FM (30 day avg SOFR US + 0.564%) (a)	5.883%	3/15/2044	1,758,241	1,727,878
Series 4436, Class FC (30 day avg SOFR US + 0.464%) (a)	5.783%	2/15/2045	151,146	147,755
Series 4621, Class HK (e)	2.000%	10/15/2046	106,413	81,473
Series 2017-SC02, Class 2A	3.500%	5/25/2047	24,456	21,523
Series 4708, Class F (30 day avg SOFR US + 0.414%) (a)	5.733%	8/15/2047	603,947	588,875
Series 4774, Class BF (30 day avg SOFR US + 0.414%) (a)	5.733%	2/15/2048	1,406,407	1,367,724
Series 4821, Class FA (30 day avg SOFR US + 0.414%) (a)	5.733%	7/15/2048	325,415	316,233
Series 4913, Class UF (30 day avg SOFR US + 0.564%) (a)	5.883%	3/15/2049	3,219,437	3,156,630
Series 4875, Class F (30 day avg SOFR US + 0.564%) (a)	5.883%	4/15/2049	2,127,340	2,087,659
Series 5131, Class TG (e)	1.000%	4/25/2049	52,016	39,142
Series 4882, Class F (30 day avg SOFR US + 0.564%) (a)	5.883%	5/15/2049	2,396,487	2,357,005
Series 4882, Class FA (30 day avg SOFR US + 0.564%) (a)	5.883%	5/15/2049	3,159,533	3,101,089
Series 4921, Class NB	1.750%	8/25/2049	257,441	207,566
Series 4911, Class FB (30 day avg SOFR US + 0.564%) (a)	5.885%	9/25/2049	1,319,226	1,294,035
Series 4943, Class JP	2.500%	9/25/2049	369,165	316,726
Series 4942, Class FA (30 day avg SOFR US + 0.614%) (a)	5.935%	1/25/2050	2,159,063	2,123,497
Series 4981, Class JF (30 day avg SOFR US + 0.514%) (a)	5.835%	6/25/2050	2,693,640	2,634,104
Series 4982, Class F (30 day avg SOFR US + 0.564%) (a)	5.885%	6/25/2050	2,577,456	2,535,314
Series 4993, Class UG (e)	1.500%	7/25/2050	20,670	10,206
Series 5020, Class HA	1.000%	8/25/2050	852,736	639,254
Series 5328, Class JY	0.250%	9/25/2050	726,234	485,071
Series 5035, Class HM (e)	1.000%	10/25/2050	84,999	36,550
Series 5151, Class WN (e)	2.000%	10/25/2050	88,643	49,529
Series 5068, Class AB	1.000%	11/25/2050	1,144,732	853,308
Series 5081, Class DC	1.000%	3/25/2051	1,148,429	812,319
Series 5085, Class LC (e)	0.750%	3/25/2051	221,098	135,699

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal National Mortgage Association
Series 2010-41, Class DC	4.500%	5/25/2025	$898	$892
Series 2002-30, Class FB (30 day avg SOFR US + 1.114%) (a)	6.435%	8/25/2031	70,640	71,168
Series 2002-8, Class FE (30 day avg SOFR US + 0.864%) (a)	6.185%	3/25/2032	42,320	42,441
Series 2002-9, Class FB (30 day avg SOFR US + 0.864%) (a)	6.185%	3/25/2032	41,895	40,855
Series 328, Class 1 (h)	0.000%	12/25/2032	779,071	663,910
Series 2003-7, Class FA (30 day avg SOFR US + 0.864%) (a)	6.185%	2/25/2033	65,269	65,459
Series 2003-25, Class KP	5.000%	4/25/2033	7,061	6,900
Series 2013-26, Class SJ (30 day avg SOFR US + 5.323%) (g)	0.000%	4/25/2033	667,145	523,329
Series 2003-44, Class FI (30 day avg SOFR US + 0.864%) (a)	6.185%	6/25/2033	42,596	41,511
Series 2004-25, Class FA (30 day avg SOFR US + 0.514%) (a)	5.835%	4/25/2034	26,589	26,491
Series 2004-38, Class FK (30 day avg SOFR US + 0.464%) (a)	5.785%	5/25/2034	13,484	13,373
Series 2004-37, Class FB (30 day avg SOFR US + 0.234%) (a)	5.755%	6/25/2034	130,436	127,676
Series 2004-T5, Class AB7 (d)	4.663%	5/28/2035	333,386	319,371
Series 2005-45, Class XA (30 day avg SOFR US + 0.454%) (a)	5.775%	6/25/2035	296,962	293,907
Series 2005-56, Class F (30 day avg SOFR US + 0.404%) (a)	5.725%	7/25/2035	81,057	80,032
Series 2005-66, Class FD (30 day avg SOFR US + 0.414%) (a)	5.735%	7/25/2035	98,791	97,461
Series 2005-82, Class FY (30 day avg SOFR US + 0.384%) (a)	5.705%	9/25/2035	350,363	346,749
Series 2006-20, Class GF (30 day avg SOFR US + 0.464%) (a)	5.785%	4/25/2036	121,250	119,645
Series 2006-23, Class BD	1.000%	4/25/2036	415,511	351,323
Series 2006-101, Class FD (30 day avg SOFR US + 0.414%) (a)	5.500%	7/25/2036	67,157	66,280
Series 2006-56, Class FC (30 day avg SOFR US + 0.404%) (a)	5.725%	7/25/2036	62,238	61,738
Series 2006-62, Class FP (30 day avg SOFR US + 0.364%) (a)	5.685%	7/25/2036	422,923	418,314
Series 2006-72, Class TE (30 day avg SOFR US + 0.414%) (a)	5.735%	8/25/2036	77,349	76,303
Series 2006-126, Class CF (30 day avg SOFR US + 0.414%) (a)	5.735%	1/25/2037	77,504	76,210
Series 2007-96, Class AF (30 day avg SOFR US + 0.834%) (a)	6.155%	6/25/2037	83,158	83,011
Series 2007-65, Class KF (30 day avg SOFR US + 0.494%) (a)(e)	5.815%	7/25/2037	27,517	26,124
Series 380, Class F5 (30 day avg SOFR US + 0.514%) (a)	5.835%	7/25/2037	52,435	51,681
Series 2007-85, Class FG (30 day avg SOFR US + 0.614%) (a)	5.935%	9/25/2037	141,626	137,239
Series 2007-91, Class JF (30 day avg SOFR US + 0.714%) (a)	6.035%	10/25/2037	222,544	221,042
Series 2007-117, Class MF (30 day avg SOFR US + 0.814%) (a)	6.135%	1/25/2038	95,787	95,550
Series 2007-119, Class FA (30 day avg SOFR US + 0.614%) (a)	5.935%	1/25/2038	1,348,423	1,328,304
Series 2008-11, Class PO (h)	0.000%	3/25/2038	227,596	186,514
Series 2009-46, Class FA (30 day avg SOFR US + 0.814%) (a)	6.135%	6/25/2039	328,906	325,793
Series 2009-46, Class FC (30 day avg SOFR US + 0.814%) (a)	6.135%	6/25/2039	304,656	302,030
Series 2009-72, Class JF (30 day avg SOFR US + 0.864%) (a)	6.185%	9/25/2039	317,603	315,019

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal National Mortgage Association (Continued)
Series 2011-118, Class CF (30 day avg SOFR US + 0.614%) (a)	5.935%	10/25/2039	$47,193	$46,989
Series 2023-53, Class FB (30 day avg SOFR US + 0.414%) (a)	5.735%	10/25/2039	17,660,366	17,365,756
Series 2009-106, Class FA (30 day avg SOFR US + 0.864%) (a)	6.185%	1/25/2040	472,707	473,911
Series 2010-41, Class OP (h)	0.000%	5/25/2040	1,294,309	1,080,512
Series 2010-107, Class PF (30 day avg SOFR US + 0.484%) (a)	5.805%	6/25/2040	2,545,600	2,526,367
Series 2010-95, Class FA (30 day avg SOFR US + 0.514%) (a)	5.835%	7/25/2040	46,393	45,854
Series 2010-111, Class AF (30 day avg SOFR US + 0.514%) (a)	5.835%	10/25/2040	2,863,124	2,839,897
Series 2010-123, Class FK (30 day avg SOFR US + 0.564%) (a)	5.885%	11/25/2040	59,908	58,996
Series 2011-40, Class SB (30 day avg SOFR US + 9.908%) (g)	0.000%	11/25/2040	42,394	29,738
Series 2010-135, Class AF (30 day avg SOFR US + 0.664%) (a)	5.985%	12/25/2040	168,317	166,391
Series 2010-141, Class FB (30 day avg SOFR US + 0.584%) (a)	5.905%	12/25/2040	323,144	318,966
Series 2011-41, Class FK (30 day avg SOFR US + 0.534%) (a)	5.855%	5/25/2041	228,938	225,731
Series 2002-26, Class A3 ( + 0.000%) (a)	5.026%	6/25/2041	705,566	691,905
Series 2011-63, Class FA (30 day avg SOFR US + 0.694%) (a)	6.015%	7/25/2041	291,609	289,144
Series 2011-85, Class KF (30 day avg SOFR US + 0.664%) (a)	5.985%	9/25/2041	258,665	255,785
Series 2011-96, Class PF (30 day avg SOFR US + 0.614%) (a)	5.935%	10/25/2041	1,576,000	1,553,932
Series 2012-114, Class ND (e)	2.000%	10/25/2041	68,936	59,716
Series 2002-T4, Class A3	7.500%	12/25/2041	139,718	145,829
Series 2011-130, Class KO (h)	0.000%	12/25/2041	128,126	99,272
Series 2012-6, Class F (30 day avg SOFR US + 0.614%) (a)	5.935%	2/25/2042	798,726	788,180
Series 2012-15, Class KB (e)	3.500%	3/25/2042	40,000	33,450
Series 2012-90, Class ZJ	1.500%	3/25/2042	279,182	248,199
Series 2013-68, Class NA (e)	1.000%	3/25/2042	49,627	38,399
Series 2012-39, Class FK (30 day avg SOFR US + 0.614%) (a)	5.935%	4/25/2042	610,889	602,797
Series 2012-40, Class LX (30 day avg SOFR US + 6.688%) (e)(g)	0.000%	4/25/2042	203,214	103,741
Series 2002-T16, Class A4 (d)	5.098%	5/25/2042	18,491	17,806
Series 2002-W8, Class A2	7.000%	6/25/2042	138,726	143,251
Series 2012-80, Class NA (e)	2.750%	6/25/2042	198,753	170,431
Series 2012-70, Class FA (30 day avg SOFR US + 0.564%) (a)	5.885%	7/25/2042	830,009	817,329
Series 2012-79, Class FM (30 day avg SOFR US + 0.564%) (a)	5.885%	7/25/2042	94,910	93,388
Series 2012-120, Class QB	2.500%	8/25/2042	50,000	36,627
Series 2012-80, Class FM (30 day avg SOFR US + 0.614%) (a)	5.935%	8/25/2042	174,941	172,498
Series 2012-103, Class NF (30 day avg SOFR US + 0.514%) (a)	5.835%	9/25/2042	234,600	230,530
Series 2003-W4, Class 3A (d)	4.912%	10/25/2042	21,384	22,567
Series 2013-130, Class FN (30 day avg SOFR US + 0.464%) (a)	5.785%	10/25/2042	62,549	61,449
Series 2012-146, Class QA	1.000%	1/25/2043	70,866	58,844

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal National Mortgage Association (Continued)
Series 2013-2, Class AZ	2.000%	2/25/2043	$150,268	$116,137
Series 2013-31, Class PY (e)	2.500%	2/25/2043	96,155	74,460
Series 2013-15, Class FA (30 day avg SOFR US + 0.464%) (a)	5.785%	3/25/2043	748,959	732,705
Series 2014-78, Class OK (h)	0.000%	7/25/2043	1,382,021	737,703
Series 2013-83, Class US (30 day avg SOFR US + 4.886%) (g)	0.000%	8/25/2043	160,197	103,453
Series 2015-27, Class HA	3.000%	3/25/2044	25,958	24,176
Series 2014-38, Class F (30 day avg SOFR US + 0.514%) (a)	5.835%	7/25/2044	5,230,814	5,133,031
Series 2015-38, Class PI (i)	4.500%	8/25/2044	158,027	15,996
Series 2014-63, Class FL (30 day avg SOFR US + 0.514%) (a)	5.835%	10/25/2044	1,401,044	1,375,426
Series 2014-73, Class FA (30 day avg SOFR US + 0.464%) (a)	5.785%	11/25/2044	934,198	914,346
Series 2015-31, Class FE (30 day avg SOFR US + 0.414%) (a)	5.735%	5/25/2045	5,962,566	5,823,656
Series 2015-87, Class BF (30 day avg SOFR US + 0.414%) (a)	5.735%	12/25/2045	10,691	10,300
Series 2016-106, Class EF (30 day avg SOFR US + 0.614%) (a)	5.935%	1/25/2047	5,653,221	5,547,059
Series 2018-11, Class KA	3.000%	3/25/2048	719,398	624,622
Series 2018-22, Class FJ (30 day avg SOFR US + 0.414%) (a)	5.735%	4/25/2048	155,703	151,237
Series 2018-58, Class FA (30 day avg SOFR US + 0.414%) (a)	5.735%	8/25/2048	2,838,350	2,758,285
Series 2018-94, Class FA (30 day avg SOFR US + 0.514%) (a)	5.835%	1/25/2049	677,683	662,712
Series 2019-1, Class NF (30 day avg SOFR US + 0.564%) (a)	5.885%	2/25/2049	2,462,396	2,419,652
Series 2019-8, Class FA (30 day avg SOFR US + 0.564%) (a)	5.885%	3/25/2049	861,904	847,978
Series 2019-12, Class FB (30 day avg SOFR US + 0.564%) (a)	5.885%	4/25/2049	261,299	256,122
Series 2019-24, Class NJ	2.500%	5/25/2049	1,339,537	1,131,236
Series 2019-81, Class FJ (30 day avg SOFR US + 0.614%) (a)	5.935%	1/25/2050	2,466,530	2,425,822
Series 2020-10, Class FA (30 day avg SOFR US + 0.614%) (a)	5.935%	3/25/2050	5,851,351	5,756,970
Series 2020-48, Class DA	2.000%	7/25/2050	728,446	604,905
Series 2023-36, Class AO (e)(h)	0.000%	8/25/2050	272,927	183,245
Series 2020-71, Class KU	1.000%	10/25/2050	95,471	49,620
Series 2021-2, Class HB	1.000%	2/25/2051	483,191	350,341
Series 2021-87, Class QA	2.000%	12/25/2051	49,322	30,321
Series 2021-94, Class KU	2.000%	12/25/2051	97,535	76,151
Series 2022-66, Class CA	4.500%	10/25/2052	61,699	57,539
Series 2019-41, Class GF (30 day avg SOFR US + 0.614%) (a)	5.935%	3/25/2053	6,849,479	6,796,617
Series 2019-41, Class F (30 day avg SOFR US + 0.614%) (a)	5.935%	8/25/2059	1,665,445	1,642,514
Government National Mortgage Association
Series 2014-21, Class DA	2.000%	4/16/2026	4,932	4,892
Series 2004-63, Class FL (1 mo. Term SOFR + 0.464%) (a)	5.791%	8/16/2034	44,136	43,891
Series 2005-48, Class AF (1 mo. Term SOFR + 0.314%) (a)	5.643%	6/20/2035	181,999	179,069
Series 2010-79, Class FH (1 mo. Term SOFR + 0.304%) (a)	5.633%	5/20/2037	947,227	939,813
Series 2007-51, Class FN (1 mo. Term SOFR + 0.534%) (a)	5.863%	8/20/2037	1,568,348	1,565,184

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Government National Mortgage Association (Continued)
Series 2007-72, Class HF (1 mo. Term SOFR + 0.554%) (a)	5.883%	11/20/2037	$175,693	$168,535
Series 2008-11, Class FB (1 mo. Term SOFR + 0.714%) (a)	6.043%	2/20/2038	111,780	111,844
Series 2009-14, Class FA (1 mo. Term SOFR + 1.034%) (a)	6.363%	3/20/2039	888,853	895,902
Series 2009-57, Class DF (1 mo. Term SOFR + 1.214%) (a)	6.540%	6/16/2039	149,529	149,451
Series 2009-52, Class FD (1 mo. Term SOFR + 1.064%) (a)	6.391%	7/16/2039	635,103	639,955
Series 2009-92, Class FJ (1 mo. Term SOFR + 0.794%) (a)	6.121%	10/16/2039	114,104	114,285
Series 2019-5, Class BO (h)	0.000%	12/20/2039	143,557	106,410
Series 2010-147, Class PG	3.500%	5/20/2040	43,634	42,548
Series 2010-85, Class FE (1 mo. Term SOFR + 0.564%) (a)	5.893%	7/20/2040	2,644,632	2,616,588
Series 2010-109, Class FB (1 mo. Term SOFR + 0.514%) (a)	5.843%	8/20/2040	3,533,171	3,490,452
Series 2011-7, Class LS (1 mo. Term SOFR + 9.651%) (g)	0.000%	12/20/2040	1,114,351	931,231
Series 2011-75, Class PO (h)	0.000%	5/20/2041	217,864	181,796
Series 2011-151, Class FJ (1 mo. Term SOFR + 0.464%) (a)	5.793%	11/20/2041	481,275	473,994
Series 2012-21, Class QF (1 mo. Term SOFR + 0.464%) (a)	5.793%	2/20/2042	1,016,741	1,006,200
Series 2012-106, Class QD (e)	1.500%	7/20/2042	43,723	35,853
Series 2012-97, Class JF (1 mo. Term SOFR + 0.364%) (a)	5.691%	8/16/2042	35,968	35,719
Series 2014-41, Class ST (1 mo. Term SOFR + 11.161%) (g)	0.000%	11/20/2042	126,572	99,901
Series 2013-169, Class EZ (e)	3.250%	11/16/2043	76,916	61,100
Series 2014-94, Class CA	1.750%	1/20/2044	55,576	46,556
Series 2015-53, Class KC (e)	3.000%	4/16/2045	58,515	38,328
Series 2017-39, Class BD	2.500%	6/20/2045	194,779	182,665
Series 2013-72, Class DA	2.040%	11/16/2047	130,000	92,068
Series 2018-14, Class FB (1 mo. Term SOFR + 0.364%) (a)	5.693%	1/20/2048	3,338,671	3,259,752
Series 2018-168, Class KF (1 mo. Term SOFR + 0.464%) (a)	5.793%	12/20/2048	3,360,281	3,284,774
Series 2019-33, Class F (1 mo. Term SOFR + 0.564%) (a)	5.893%	3/20/2049	73,537	72,280
Series 2019-43, Class SQ (1 mo. Term SOFR + 5.936%) (g)(i)	0.607%	4/20/2049	2,601,261	151,457
Series 2019-90, Class AF (1 mo. Term SOFR + 0.514%) (a)	5.843%	7/20/2049	461,748	452,444
Series 2021-139, Class QO (h)	0.000%	9/20/2049	881,942	359,824
Series 2020-183, Class HX	1.000%	12/20/2049	48,000	23,629
Series 2020-149, Class UY (e)	2.000%	10/20/2050	94,439	48,518
Series 2020-160, Class KQ	1.500%	10/20/2050	47,692	28,920
Series 2020-165, Class UC	1.250%	11/20/2050	692,248	516,612
Series 2021-98, Class IY (i)	3.000%	6/20/2051	146,378	19,410
Series 2023-66, Class OQ (e)(h)	0.000%	7/20/2052	433,056	312,883
Series 2023-66, Class FG (30 day avg SOFR US + 1.000%) (a)	6.319%	5/20/2053	1,863,270	1,855,954
United States Small Business Administration
Series , Class (Prime Rate + (0.275)%) (a)	9.575%	3/25/2037	453,365	469,198
Total Mortgage Backed Securities - U.S. Government Agency (Cost — $159,146,274)				160,770,044

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Obligations — 3.7%
United States Treasury Inflation Indexed Bonds	0.500%	4/15/2024	$10,088,678	$10,094,442
United States Treasury Note/Bond	5.000%	8/31/2025	5,000,000	5,010,742
United States Treasury Note/Bond	5.000%	9/30/2025	8,750,000	8,772,900
Total U.S. Treasury Obligations (Cost — $23,801,668)				23,878,084

Security	Rate	Maturity Date	Shares	Value
Short-Term Investments — 14.6%
Money Market Funds — 2.10%
First American Government Obligations Fund - Class X - 5.24% (f)			13,466,524	13,466,524
Total Money Market Funds (Cost — $13,466,524)				13,466,524
U.S. Treasury Bills — 12.50%
United States Treasury Bill	5.310%	4/2/2024	3,000,000	2,999,565
United States Treasury Bill	5.298%	4/23/2024	5,000,000	4,983,897
United States Treasury Bill	5.454%	4/25/2024	5,000,000	4,982,477
United States Treasury Bill	5.321%	5/9/2024	20,500,000	20,385,984
United States Treasury Bill	5.319%	5/16/2024	10,000,000	9,934,638
United States Treasury Bill	5.271%	5/21/2024	5,000,000	4,963,438
United States Treasury Bill	5.350%	5/30/2024	5,000,000	4,956,877
United States Treasury Bill	5.264%	6/4/2024	3,000,000	2,972,451
United States Treasury Bill	5.230%	6/20/2024	10,000,000	9,884,078
United States Treasury Bill	5.313%	6/25/2024	5,000,000	4,938,946
United States Treasury Bill	4.951%	2/20/2025	10,000,000	9,566,306
Total U.S. Treasury Bills (Cost — $80,580,658)				80,568,657
Total Short-Term Investments (Cost — $94,047,182)				94,035,181

Total Investments — 100.0% (Cost — $665,555,264)				643,748,121
Other Assets in Excess of Other Assets — 0.0%				220,050
Total Net Assets — 100.0%				$643,968,171

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PO - Principal Only

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

(a)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2024.
(b)	Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At March 31, 2024, the value of these securities totaled $97,565,981 or 16.7% of net assets.
(c)	Step-up coupon bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate disclosed is as of March 31, 2024.
(d)	Variable rate security. The rate is based on an underlying pool of loans and represents the rate in effect as of March 31, 2024.
(e)	Security is valued in good faith using significant unobservable inputs in accordance with procedures approved by the Board of Trustees. The total value of these securities as of March 31, 2024 was $13,532,533, which represents 2.10% of total net assets of the Fund.
(f)	The rate reported is the annualized seven-day yield as of March 31, 2024.
(g)	Inverse floating rate security. The interest rate disclosed is derived by subtracting the disclosed leverage factor times the reference index from a starting base rate.
(h)	Principal only security.
(i)	Interest only security.
(j)	Rate is capped.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Assets and Liabilities (Unaudited)

March 31, 2024

Assets
Investments, at value (cost $665,555,264)	$643,748,121
Cash	14,880
Interest Receivable	3,004,804
Receivable for capital shares sold	2,071,407
Receivable for investments sold	3,364
Other assets	60,184
Total Assets	648,902,760

Liabilities
Payable for capital shares redeemed	1,599,379
Payable for investments purchased	1,317,076
Payable for distributions	1,071,842
Distribution fees - Investor Class	21,313
Payable to Advisor	513,218
Accrued expenses and other liabilities	411,761
Total Liabilities	4,934,589

Net Assets	$643,968,171

Components of Net Assets
Paid-in capital	$615,371,780
Total distributable earnings	28,596,391
Net Assets	$643,968,171

Institutional Class:
Net assets	$598,615,353
Shares outstanding (unlimited number of shares authorized, no par value)	64,153,397
Net asset value, offering and redemption price per share	$9.33

Investor Class:
Net assets	$45,352,818
Shares outstanding (unlimited number of shares authorized, no par value)	4,822,805
Net asset value, offering and redemption price per share	$9.40

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Operations (Unaudited)

For the Six Months Ended March 31, 2024

Investment Income
Interest income	$19,439,294

Expenses
Advisory fees	2,398,087
Administration fees (Note 3)	330,609
Shareholder servicing fees (Note 6)	269,448
Fees recaptured by Advisor (Note 3 and 8)	256,726
Transfer agent fees and expenses (Note 3)	72,846
Registration fees	61,721
Custody fees (Note 3)	45,384
Distribution fees - Investor Class (Note 7)	41,749
Legal fees	16,600
Shareholder reporting fees	15,360
Audit fees	11,346
Trustees’ fees	8,681
Miscellaneous expenses	7,919
Compliance fees (Note 3)	6,039
Insurance expense	6,039
Total Expenses	3,548,554

Net Investment Income	15,890,740

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on Investments	(172,748)
Change in unrealized appreciation/depreciation on investments	11,726,829
Net Realized and Unrealized Gain on Investments	11,554,081

Net increase in Net Assets from Operations	$27,444,821

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations
Net investment income	$15,890,740	$34,650,943
Net realized loss on investments	(172,748)	(873,715)
Change in unrealized appreciation/depreciation on investments	11,726,829	(19,698,583)
Net Increase in Net Assets from Operations	27,444,821	14,078,645

Distributions to Shareholders
From distributable earnings
Institutional Class	(16,023,870)	(20,432,871)
Investor Class	(1,063,701)	(838,036)
Total Distributions to Shareholders	(17,087,571)	(21,270,907)

Capital Share Transactions
Proceeds from shares sold
Institutional Class	280,209,793	322,605,636
Investor Class	30,080,630	18,567,822
Proceeds from shares reinvested
Institutional Class	13,080,312	16,579,914
Investor Class	1,057,110	829,710
Cost of shares redeemed
Institutional Class	(108,819,044)	(108,442,506)
Investor Class	(4,760,791)	(5,816,026)
Net Increase in Net Assets from Capital Share Transactions	210,848,010	244,324,550

Total Increase in Net Assets	221,205,260	237,132,288

Net Assets
Beginning of period	422,762,911	185,630,623

End of period	$643,968,171	$422,762,911

Capital Shares Transactions
Institutional Class
Shares Sold	30,215,945	34,627,525
Shares reinvested	1,406,912	1,802,548
Shares redeemed	(11,696,406)	(11,651,801)
Net increase in shares outstanding	19,926,451	24,778,272

Investor Class
Shares Sold	3,232,813	1,979,048
Shares reinvested	112,836	89,526
Shares redeemed	(509,188)	(619,834)
Net increase in shares outstanding	2,836,461	1,448,740

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Period	$9.14	$9.29	$10.27	$10.00

Gain from Investment Operations:
Net investment income (2)	0.27	0.99	0.74	0.95
Net realized and unrealized gain (loss) on investments	0.20	(0.58)	(0.89)	0.49
Total Gain (Loss) from Investment Operations	0.47	0.41	(0.15)	1.44

Less Distributions:
From net investment income	(0.28)	(0.56)	(0.45)	(0.82	)(3)
From net realized gain on investments	—	—	(0.02)	(0.06)
From return of capital	—	—	(0.36)	(0.29	)(3)
Total Distributions	(0.28)	(0.56)	(0.83)	(1.17)

Net Asset Value, End of Period	$9.33	$9.14	$9.29	$10.27

Total Return (4)	5.06%	4.52%	(1.65)%	14.96%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$598,615	$404,455	$180,600	$52,283
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the Advisor (5)	1.30%	1.27%	1.40%	2.56%
After fees waived, reimbursed and recouped by the Advisor (5)	1.30%	1.30%	1.30%	1.28%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Advisor (5)	5.90%	10.62%	7.61%	9.15%
Portfolio turnover rate (4)(6)	7.36%	22.39%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Period	$9.22	$9.36	$10.36	$10.00

Gain from Investment Operations:
Net investment income (2)	0.27	0.99	0.72	1.03
Net realized and unrealized gain (loss) on investments	0.18	(0.59)	(0.90)	0.41
Total Gain (Loss) from Investment Operations	0.45	0.40	(0.18)	1.44

Less Distributions:
From net investment income	(0.27)	(0.54)	(0.44)	(0.75	)(3)
From net realized gain on investments	—	—	(0.02)	(0.06)
From return of capital	—	—	(0.36)	(0.27	)(3)
Total distributions	(0.27)	(0.54)	(0.82)	(1.08)
Net Asset Value, End of Period	$9.40	$9.22	$9.36	$10.36

Total Return (4)	4.92%	4.36%	(1.91)%	14.72%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$45,353	$18,308	$5,031	$816
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the Advisor (5)	1.56%	1.52%	1.67%	5.23%
After fees waived, reimbursed and recouped by the Advisor (5)	1.56%	1.55%	1.54%	1.53%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Advisor (5)	5.80%	10.54%	7.36%	9.89%
Portfolio turnover rate (4)(6)	7.36%	22.39%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

NOTE 1 – ORGANIZATION

Regan Total Return Income Fund (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.

The Fund is the successor to the Regan Total Return Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).

●	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.

●	Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

●	The Fund adopted the performance history of the Predecessor Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of March 31, 2024:

Description/Assets	Level 1	Level 2	Level 3	Total
Long-Term Investments
Collateralized Mortgage Obligations	$—	$354,050,450	$10,399,642	$364,450,092
Mortgage Secured Note	—	—	614,720	614,720
Mortgage Backed Securities –
U.S. Government Agency	—	158,251,873	2,518,171	160,770,044
U.S. Treasury Securities	—	23,878,084	—	23,878,084
Total Long-Term Investments	—	536,180,407	13,352,533	549,712,940
Short Term Investments	13,466,524	80,568,657	—	94,035,181
Total Investments	$13,466,524	$616,749,064	$13,352,533	$643,748,121

Please refer to the Schedule of Investments for further classification.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as odd lots”, and larger institutional- sized bond positions, known as “round lots”. The Advisor reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Advisor monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Advisor believes it represents fair value, or if additional purchases of a security result in a round lot position. The Advisor also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

			Mortgage Backed
	Collateralized		Securities –
	Mortgage	Mortgage	U.S. Government
	Obligations (1)	Secured Note	Agency
Balance at September 30, 2023	$5,812,469	$780,000	$408,058
Purchased	7,544,835	—	1,938,055
Accrued discounts/premiums	218,223	—	23,203
Sale/paydown proceeds	(929,318)	—	(52,724)
Realized gain (loss)	166,268	—	9,203
Change in unrealized
appreciation (depreciation)	(135,343)	(165,280)	(30,212)
Transfers into/from Level 3 (2)	(2,277,492)	—	222,588
Balance at March 31, 2024	$10,399,642	$614,720	$2,518,171

(1)	Security classifications were updated. Any securities previously classified as Asset Backed Securities and Mortgage Backed Securities – Non-Agency are now included in Collateralized Mortgage Obligations.
(2)	Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred. Transfers from Level 2 to Level 3 are due to purchases occurring more than 30 days prior to the reporting date.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at March 31, 2024 was $(366,502).

The following is a summary of quantitative information about Level 3 valued measurements:

	Value at	Valuation
	March 31, 2024	Technique(s)

Collateralized Mortgage Obligations	$10,399,642	Acquisition Cost
Mortgage Secured Note	$614,720	Expected Cashflows *
Mortgage-Backed Securities – Agency	$2,518,171	Acquisition Cost

* The Advisor has valued the Mortgage Secured Note by reviewing values of comparable properties and estimating cashflows based on current and normalized occupancy levels. The Advisor modeled projected income expectations based on the comparables in the area and expected rental income. A significant increase or decrease in the modeled revenues would have a corresponding effect on the value of the Note.

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Advisor performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

B. Security Transactions, Investment Income and Distributions

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Distributions to Shareholders

Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

D. Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated only by the Trust Board of Trustees. The Advisor may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment. The Advisor has recaptured $256,726 of previously waived expenses during the period year ended March 31, 2024. At March 31, 2024, the expenses reimbursed, and contractual fees waived by the Adviser and subject to potential recapture by year were as follows:

Fiscal Year	Waived/reimbursed	Expiration
September 30, 2023	$22,559	September 30, 2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent; and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2024, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$330,609
Compliance Service	6,039
Custody	45,384
Transfer Agency	72,846

At March 31, 2024, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$108,411
Compliance Services	2,068
Custody	12,805
Transfer Agency	13,535

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

The Independent Trustees were paid $8,681 for their services and reimbursement of travel expenses during the period ended March 31, 2024. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2024, were as follows:

	Non-Government	Government
Purchases	$ 144,872,827	$ 104,262,802
Sales	$ 39,854,721	$ 18,287,581

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At September 30, 2023, the components of distributable earnings for income tax purposes were as follows:

Regan Total Return Income Fund

Cost of investments	$ 423,884,748
Gross unrealized appreciation	50,188,371
Gross unrealized depreciation	(19,723,220)
Net unrealized depreciation on investments	30,465,151
Undistributed ordinary income	2,553,060
Undistributed long-term capital gains	—
Distributable earnings	2,553,060
Other book/tax temporary differences	(271,476)
Total distributable earnings	32,746,735

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-In Capital
Regan Total Return Income Fund	$36,527,087	$(36,527,087)

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

The following table summarizes the characteristics of distributions paid during the periods ended March 31, 2024 and September 30, 2023:

Regan Total Return Income Fund

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
March 31, 2024	$17,087,571	$—	$—	$17,087,571
September 30, 2023	21,270,908	—	—	21,270,908

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2023, the Fund had no late-year or post-October losses.

At September 30, 2023, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Not Subject to Expiration
Short Term	Long Term	Total
$0	$ 271,476	$271,476

The Fund did not utilize any capital loss carryforwards at September 30, 2023.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%	Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

For the six months ended March 31, 2024, class specific Shareholder Servicing fees were as follows:

Institutional Class	$252,748	Investor Class	$16,700

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended March 31, 2024, distribution fees incurred are disclosed on the Statement of Operations.

For the six months ended March 31, 2024, class specific Distribution fees were as follows:

Investor Class	$41,749

NOTE 8 – INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – LINE OF CREDIT

The Fund has access to a $35 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the six months ended March 31, 2024 was as follows:

Maximum Available Credit	$35,000,000
Largest Amount Outstanding on an Individual Day	$1,749,000
Average Daily Loan Outstanding	$1,224,000
Interest Expense – 4 days	$1,156
Loan Outstanding as of March 31, 2024	$—
Average Interest Rate	8.50%

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage- backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets.

In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.

Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Regan Total Return Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2024

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.

Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

NOTE 13 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2024, Charles Schwab & Co., Inc. held approximately 56%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Regan Total Return Income Fund

Additional Information

March 31, 2024 (Unaudited)

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-44 -REGAN or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on June 1, 2023, the Board of Trustees (the “Board” or “Trustees”) of the Trust, including all Trustees who were not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved an investment advisory agreement (“Advisory Agreement”) with the Advisor for the Fund. The Fund is the successor to a series of Trust for Advised Portfolios (“Predecessor Trust”) with the Predecessor Fund. The Predecessor Fund reorganized into the Fund on January 19, 2024.

In advance of the meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services to be provided by the Advisor to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor and Predecessor Fund as members of the board of trustees of the Predecessor Trust. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Predecessor Fund. The board of the Predecessor Trust and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Predecessor Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Regan Total Return Income Fund

Additional Information

March 31, 2024 (Unaudited)

In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Advisor and the Predecessor Fund, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the year the board of the Predecessor Trust met with the Advisor to discuss the Predecessor Fund’s performance and the Advisor’s investment outlook, as well as various marketing and compliance topics, including the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management to be delivered by the Advisor, the Board considered the Predecessor Fund’s performance on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Advisor. The Board considered that as of March 31, 2023, the Predecessor Fund outperformed relative to its peer group median for the year-to-date and one-year period. The Board also considered the Predecessor Fund had outperformed relative to its benchmark and the Advisor’s composite for the one-year period.

●	The Trustees also reviewed the cost of the Advisor’s services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Predecessor Fund’s advisory fee and net expense ratio was higher than its peer group median/average. The Board noted that the Advisor had agreed to maintain the Predecessor Fund’s contractual annual expense limitations on each of the Fund’s classes. The Board noted that, although the Fund’s advisory fee and net expense ratio were higher than the peer group median and average, both were within the peer group range. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Advisor was within the range of advisory fees charged to comparable funds and concluded that the fee was fair and reasonable in light of the services to be provided.

Regan Total Return Income Fund

Additional Information

March 31, 2024 (Unaudited)

●	The Trustees considered whether, based on the estimated asset size of the Fund, economies of scale may be achieved. The Board also considered the Advisor’s commitment to maintain the Predecessor Fund’s expense limitation arrangement for the Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as Fund assets grow.

●	The Trustees considered the profitability of the Advisor from managing the Predecessor Fund. In assessing the Advisor’s profitability, the Trustees took into account both direct and indirect benefits to The Advisor from managing the Predecessor Fund. The Trustees concluded that the Advisor’s expected profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor

Regan Capital, LLC

300 Crescent Court, Suite 1760

Dallas, Texas 75201

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By /s/ Russell B. Simon
                    Russell B. Simon, President/Principal Executive Officer

Date       6/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
                   Russell B. Simon, President/Principal Executive Officer

Date      6/10/2024

By /s/ Jennifer Ting
                  Jennifer Ting, Interim Treasurer/Principal Financial Officer

Date       6/7/2024